UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/22
Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR for the period ended July 31, 2022, originally filed with the Securities and Exchange Commission on September 28, 2022 (Accession Number 0001868420-22-000180), for the purpose of refiling certifications required by Item 13(a)(2) to clarify that they relate to the period covered by the report.  Except as set forth above, no other changes have been made to the Form N-CSR, and this amended filing does not amend, update or change any other items or disclosure found in the Form N-CSR.

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

1
franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Floating Rate Master Series
This annual report for Franklin Floating Rate Master Series
covers the fiscal year ended July 31 , 2022 .
Manager’s Discussion
During the 12 months ended July 31, 2022, the Fund
posted a -0.73% cumulative total return, outperforming its
benchmark, the CS Leveraged Loan Index (CS LLI), which
posted a -0.86% cumulative total return.
1
The Fund benefited
from its underweight position in lower tier loans (CCC-
rated and defaulted loans), but the Fund’s underweight
in upper tier loans (rated BB and higher) detracted from
performance. In the benchmark, upper tier loans posted
a +0.66% cumulative total return, middle tier loans (rated
B) posted a -0.80% cumulative total return, and lower tier
loans posted a -9.00% cumulative total return during the
period. However, relative performance was primarily driven
by the Fund’s equity holdings and investments received
from restructurings. Appvion Operations, a manufacturer
of carbonless paper, contributed to performance after
management entered into a definitive agreement to be
acquired over the period and the Fund’s equity holdings
were sold at a higher level. Additionally, Utex Industries,
a manufacturer of sealing products used in oil and gas
production, contributed after higher oil prices were expected to increase demand for the company’s products.
Detractors from performance included investments that were
impacted by pandemic-related disruptions and were also
negatively affected by heightened market volatility. 24 Hour
Fitness Worldwide, an operator of fitness centers, detracted from performance as the rise of COVID-19 variants slowed
the company’s recovery. Onsite Rental Group Operations, a
rental equipment company based in Australia, also detracted
from performance as our note was marked lower despite an
improved outlook for infrastructure spending and demand
for natural resources, as market volatility and uncertainty
surrounding a potential sale of the company pushed prices
lower.
During the period, the Fund increased its exposure to
secured high-yield bonds and decreased its weighting in loan funds, which included Franklin Floating Rate Income Fund,
as well as exchange traded funds, Franklin Liberty Senior
Loan ETF and Invesco Senior Loan ETF. These investments
allowed the Fund to have further exposure to credit, while
providing additional settlement liquidity. The Fund had no
exposure to derivatives over the period.
Portfolio Composition
7/31/22
% of Total Net
Assets
Senior Floating Rate Interests 83.3%
Corporate Bonds 5.1%
Common Stocks 3.4%
Management Investment Companies 3.2%
Other 0.0% *
Short-Term Investments & Other Net Assets 5.0%
*Rounds to less than 0.1%.
1. Source: Credit Suisse Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Floating Rate Master Series
2
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/1/12–7/31/22
Performance as of 7/31/22
1
1. The Fund has a voluntary expense reduction, which can be discontinued at any time upon notification to the Fund’s board. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.
Average Annual
Total Return
3
–
1-Year -0.73%
5-Year +0.68%
10-Year +2.34%

Your Fund’s Expenses
Franklin Floating Rate Master Series
3
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Annualized
Expense
Ra tio
2
$1,000 $967.20 $2.60 $1,022.16 $2.67 0.53%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended July 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.38 $6.99 $8.18 $8.54 $8.69
Income from investment operations
a
:
Net investment income .......................... 0.292
b
0.301
b
0.415 0.460 0.398
Net realized and unrealized gains (losses) ........... (0.341) 0.417 (1.141) (0.378) (0.156)
Total from investment operations .................... (0.049) 0.718 (0.726) 0.082 0.242
Less distributions from:
Net investment income .......................... (0.331) (0.328) (0.464) (0.442) (0.392)
Net asset value, end of year ....................... $7.00 $7.38 $6.99 $8.18 $8.54
Total return .................................... (0.73)% 10.51% (9.13)% 0.98% 2.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.61% 0.58% 0.55% 0.55%
Expenses net of waiver and payments by affiliates
c
...... 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income ........................... 4.01% 4.19% 5.41% 5.29% 4.60%
Supplemental data
Net assets, end of year (000’s) ..................... $616,607 $430,129 $394,720 $1,054,679 $1,760,544
Portfolio turnover rate ............................ 32.84% 74.82% 16.80% 27.92%
d
49.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Schedule of Investments, July 31, 2022
Franklin Floating Rate Master Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 8,246,441 1.34
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 54,241 0.01
a
Oil & Gas Exploration & Production
Quarternorth Energy Holding, Inc. ................. United States 111,779 12,337,607 2.00
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 — 0.00
a
Total Common Stocks (Cost $25,422,295) ...............................
20,638,289 3.35
Management Investment Companies
Asset Management & Custody Banks
c
Franklin Floating Rate Income Fund ............... United States 461,717 3,541,365 0.57
c
Franklin Liberty Senior Loan ETF ................. United States 578,288 13,667,837 2.22
Invesco Senior Loan ETF ....................... United States 117,471 2,463,367 0.40
19,672,569 3.19
Total Management Investment Companies (Cost $21,674,774) .............
19,672,569 3.19
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 277,110 0.04
†
a
Total Preferred Stocks (Cost $332,425) ..................................
277,110 0.04
†
Warrants
a a a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 3,866 0.00
†
Total Warrants (Cost $–) ...............................................
3,866 0.00
†
Principal
Amount
*
a
Corporate Bonds
Airlines
d
American Airlines Inc / AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 1,674,279 0.27
d
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,235,315 0.20
d
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 1,165,000 1,120,101 0.18
4,029,695 0.65
Broadcasting
d
Diamond Sports Group LLC / Diamond Sports Finance
Co., Senior Secured Note, 144A, 5.375%, 8/15/26 ... United States 1,840,000 407,100 0.07
d
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 389,466 0.06
796,566 0.13
Cable & Satellite
d
Directv Financing LLC / Directv Financing Co-Obligor,
Inc., Senior Secured Note, 144A, 5.875%, 8/15/27 ... United States 2,100,000 1,960,045 0.32

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Casinos & Gaming
d
International Game Technology plc, Senior Secured Note,
144A, 5.25%, 1/15/29 ......................... United States 900,000 $ 870,381 0.14
Communications Equipment
d
CommScope , Inc., Senior Secured Note, 144A, 4.75%,
9/01/29 ................................... United States 692,300 603,606 0.10
Construction Materials
d
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 676,642 0.11
Diversified Chemicals
d
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 958,051 0.15
Environmental & Facilities Services
d
GFL Environmental, Inc., Senior Secured Note, 144A,
3.5%, 9/01/28 .............................. Canada 900,000 816,080 0.13
Independent Power Producers & Energy Traders
d
Calpine Corp., Senior Secured Note, 144A, 4.5%, 2/15/28 United States 1,800,000 1,748,700 0.28
Integrated Telecommunication Services
d
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 685,816 0.11
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 1,093,787 0.18
1,779,603 0.29
Investment Banking & Brokerage
d
Jane Street Group / JSG Finance, Inc., Senior Secured
Note, 144A, 4.5%, 11/15/29 .................... United States 800,000 739,152 0.12
Metal & Glass Containers
d
Ardagh Packaging Finance plc / Ardagh Holdings USA,
Inc., Senior Secured Note, 144A, 4.125%, 8/15/26 ... United States 1,900,000 1,686,640 0.27
Multi-line Insurance
d
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 468,828 0.08
Oil & Gas Equipment & Services
d
Weatherford International Ltd., Senior Secured Note,
144A, 6.5%, 9/15/28 ......................... United States 241,100 229,824 0.04
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Note, 4.625%, 10/15/28 .. United States 450,000 438,727 0.07
Paper Packaging
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 332,353 0.05
d
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC, Senior Secured Note, 144A, 4%,
10/15/27 .................................. United States 800,000 705,928 0.12
1,038,281 0.17
Specialized Consumer Services
d
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,200,000 878,958 0.14
Specialized Finance
d
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 422,368 0.07

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Specialty Chemicals
d
ASP Unifrax Holdings, Inc., Senior Secured Note, 144A,
5.25%, 9/30/28 ............................. United States 645,200 $ 543,197 0.09
Specialty Stores
d
99 Escrow Issuer, Inc., Senior Secured Note, 144A, 7.5%,
1/15/26 ................................... United States 600,000 406,467 0.07
Trucking
d
First Student Bidco , Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 442,288 0.07
b,e
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 9,656,220 1.57
10,098,508 1.64
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 316,114 0.05
Total Corporate Bonds (Cost $37,299,487) ...............................
31,506,433 5.11
f
Senior Floating Rate Interests
Advertising
g
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
6.305% , ( 1-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5% ), 8/21/26 ....................... United States 3,831,249 3,505,612 0.57
Aerospace & Defense
e,g
Alloy FinCo Ltd. , Term Loan, B , 0.5% , PIK, ( 1-month USD
LIBOR + 0.5%; 3-month USD LIBOR + 0.5% ), 3/06/25 United Kingdom 4,183,189 4,157,566 0.67
h,i
Cobham Ultra US Co-Borrower LLC , Term Loan , TBD,
11/17/28 .................................. United States 838,926 808,779 0.13
g
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 5.872%, (1-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 1,855,684 1,758,261 0.29
2020 Term Loan, B2, 5.872%, (1-month USD LIBOR +
3.5%), 4/06/26 .............................. United States 997,680 945,302 0.15
7,669,908 1.24
a a a a a a
Air Freight & Logistics
g
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 ,
6.122% , ( 1-month USD LIBOR + 3.75% ), 3/24/26 .... United States 3,456,302 3,261,349 0.53
g
Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 7.46% , ( 3-month USD LIBOR +
4.75% ), 4/20/28 ............................. United States 1,513,781 1,494,859 0.24
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR +
3.5% ), 8/11/28 .............................. Canada 2,492,248 2,407,686 0.39
American Airlines, Inc. ,
2017 Term Loan, B, 2.84%, (3-month USD LIBOR +
2%), 12/15/23 .............................. United States 1,300,000 1,280,195 0.21
i
2018 Replacement Term Loan, 4.05%, (3-month USD
LIBOR + 1.75%), 6/27/25 ...................... United States 3,466,653 3,184,016 0.51
Kestrel Bidco , Inc. , Term Loan , 5.03% , ( 3-month USD
LIBOR + 3% ), 12/11/26 ....................... Canada 4,091,668 3,610,345 0.59
United AirLines , Inc. , Term Loan, B , 6.533% , ( 3-month
USD LIBOR + 3.75% ), 4/21/28 .................. United States 3,377,318 3,264,600 0.53
15,241,701 2.47
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Airport Services
First Student Bidco , Inc. ,
Initial Term Loan, B, 5.232%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 1,065,109 $ 994,215 0.16
Initial Term Loan, C, 5.232%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 395,137 368,836 0.06
LaserShip , Inc. , First Lien, Initial Term Loan , 7.377% ,
( 3-month USD LIBOR + 4.5% ), 5/07/28 ........... United States 2,751,555 2,341,573 0.38
3,704,624 0.60
a a a a a a
Alternative Carriers
g
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
5.372% , ( 1-month USD LIBOR + 3% ), 3/09/27 ...... United States 623,553 577,531 0.10
g
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
6.506% , ( 6-month USD LIBOR + 5.5% ), 12/19/25 .... United States 2,009,540 1,940,472 0.31
Tory Burch LLC , Initial Term Loan, B , 5.372% , ( 1-month
USD LIBOR + 3% ), 4/16/28 .................... United States 1,535,271 1,412,910 0.23
3,353,382 0.54
a a a a a a
g
Application Software
Central Parent, Inc. , Initial CME Term Loan, B , 6.61% ,
( 3-month SOFR + 4.5% ), 7/06/29 ................ United States 617,143 601,100 0.10
Cloudera, Inc. ,
First Lien, Initial Term Loan, 6.122%, (1-month USD
LIBOR + 3.75%), 10/08/28 ..................... United States 2,540,300 2,411,697 0.39
Second Lien, Initial Term Loan, 8.372%, (1-month USD
LIBOR + 6%), 10/08/29 ....................... United States 918,595 840,515 0.14
Cornerstone OnDemand , Inc. , First Lien, Initial Term
Loan , 6.122% , ( 1-month USD LIBOR + 3.75% ),
10/16/28 .................................. United States 2,500,961 2,342,312 0.38
ECI Macola /MAX Holding LLC , First Lien, Initial Term
Loan , 6% , ( 3-month USD LIBOR + 3.75% ), 11/09/27 . United States 3,445,170 3,362,279 0.55
Epicor Software Corp. , Term Loan, C , 4.916% , ( 1-month
USD LIBOR + 3.25% ), 7/30/27 .................. United States 3,457,099 3,305,125 0.54
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar Term Loan , 6.372% , ( 1-month USD LIBOR +
4% ), 12/01/27 .............................. United States 5,742,582 5,619,002 0.91
GoTo Group, Inc. , First Lien, Initial Term Loan , 6.912% ,
( 1-month USD LIBOR + 4.75% ), 8/31/27 .......... United States 2,178,680 1,677,050 0.27
IGT Holding IV AB , Term Loan, B2 , 5.65% , ( 3-month USD
LIBOR + 3.4% ), 3/31/28 ....................... Sweden 1,212,898 1,179,543 0.19
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 5.912%, (1-month USD
LIBOR + 3.75%), 10/15/28 ..................... United States 4,291,847 4,079,143 0.66
Second Lien, Initial Term Loan, 8.662%, (1-month USD
LIBOR + 6.5%), 10/15/29 ...................... United States 142,857 132,304 0.02
Polaris Newco LLC , First Lien, Dollar Term Loan , 5.666% ,
( 1-month USD LIBOR + 4% ), 6/02/28 ............. United States 5,405,842 5,149,794 0.84
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 5.535%,
(3-month USD LIBOR + 3.25%), 5/04/26 .......... United States 1,932,178 1,878,134 0.30
First Lien, Initial Term Loan, 6.122%, (1-month USD
LIBOR + 3.75%), 5/04/26 ...................... United States 1,630,186 1,589,432 0.26
Second Lien, 2021 Incremental Term Loan, 7.535%,
(3-month USD LIBOR + 5.25%), 5/03/27 .......... United States 1,182,315 1,139,669 0.19
35,307,099 5.74
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 5.872% , ( 1-month USD LIBOR
+ 3.5% ), 4/07/28 ............................ United States 4,161,530 $ 3,964,440 0.64
i
Russell Investments US Institutional Holdco, Inc. , 2025
Term Loan , 5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 United States 1,942,522 1,831,439 0.30
5,795,879 0.94
a a a a a a
g
Auto Parts & Equipment
Adient US LLC , Term Loan, B1 , 5.622% , ( 1-month USD
LIBOR + 3.25% ), 4/10/28 ...................... United States 2,437,887 2,369,322 0.38
Clarios Global LP , First Lien, Amendment No. 1 Dollar
Term Loan , 5.622% , ( 1-month USD LIBOR + 3.25% ),
4/30/26 ................................... United States 2,700,349 2,608,011 0.42
DexKo Global, Inc. , First Lien, Closing Date Term Loan ,
6% , ( 3-month USD LIBOR + 3.75% ), 10/04/28 ...... United States 3,061,558 2,774,537 0.45
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 6.287%, (3-month
SOFR + 5%), 3/30/27 ......................... United States 2,817,908 2,693,216 0.44
Second Lien, 2021 Term Loan, 11.871%, (3-month USD
LIBOR + 8.5%), 3/30/28 ....................... United States 1,871,447 1,789,571 0.29
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 6.872% , ( 1-month USD LIBOR + 4.5% ),
11/09/27 .................................. United States 2,490,060 2,272,179 0.37
TI Group Automotive Systems LLC , Refinancing U.S.
Term Loan , 5.5% , ( 3-month USD LIBOR + 3.25% ),
12/16/26 .................................. United States 1,588,189 1,549,802 0.25
Truck Hero, Inc. , Initial Term Loan , 5.872% , ( 1-month
USD LIBOR + 3.5% ), 1/31/28 ................... United States 3,907,517 3,549,628 0.58
19,606,266 3.18
a a a a a a
Automobile Manufacturers
g
American Trailer World Corp. , First Lien, Initial CME Term
Loan , 6.177% , ( 1-month SOFR + 3.75% ), 3/03/28 ... United States 3,120,031 2,718,763 0.44
Brewers
g
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 5.298% , ( 1-month USD LIBOR + 3.5% ), 4/05/28 United States 1,336,162 1,169,141 0.19
g
Broadcasting
Diamond Sports Group LLC ,
First Lien, CME Term Loan, 9.786%, (1-month SOFR +
8%), 5/25/26 ............................... United States 838,188 798,374 0.13
Second Lien, CME Term Loan, 5.036%, (1-month
SOFR + 3.25%), 8/24/26 ...................... United States 3,519,262 716,416 0.12
Gray Television, Inc. ,
Term Loan, B2, 4.213%, (1-month USD LIBOR + 2.5%),
2/07/24 ................................... United States 911,298 901,943 0.14
i
Term Loan, D, 4.713%, (1-month USD LIBOR + 3%),
12/01/28 .................................. United States 1,677,915 1,645,229 0.27
Nexstar Media, Inc. , Term Loan, B4 , 4.872% , ( 1-month
USD LIBOR + 2.5% ), 9/18/26 ................... United States 975,281 966,260 0.16
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan,
4.916%, (1-month USD LIBOR + 3.25%), 3/15/26 .... United States 1,041,972 1,019,398 0.17
First Lien, Initial Term Loan, B, 5.622%, (1-month USD
LIBOR + 3.25%), 1/31/29 ...................... United States 2,699,755 2,594,586 0.42
8,642,206 1.41
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Building Products
g
Cornerstone Building Brands, Inc. , Term Loan, B , 5.249% ,
( 1-month USD LIBOR + 3.25% ), 4/12/28 .......... United States 945,474 $ 810,744 0.13
g
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
4.249% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 3,938,056 3,818,261 0.62
Radiate Holdco LLC , Amendment No. 6 Term Loan ,
5.622% , ( 1-month USD LIBOR + 3.25% ), 9/25/26 .... United States 4,955,029 4,700,762 0.76
Virgin Media Bristol LLC , Term Loan, Q , 5.249% ,
( 1-month USD LIBOR + 3.25% ), 1/31/29 .......... United States 1,788,848 1,769,046 0.29
10,288,069 1.67
a a a a a a
g
Casinos & Gaming
Bally's Corp. , Term Loan, B , 5.048% , ( 1-month USD
LIBOR + 3.25% ), 10/02/28 ..................... United States 3,682,747 3,502,071 0.57
Caesars Resort Collection LLC ,
Term Loan, B, 5.122%, (1-month USD LIBOR + 2.75%),
12/23/24 .................................. United States 3,587,989 3,516,839 0.57
Term Loan, B1, 5.872%, (1-month USD LIBOR + 3.5%),
7/21/25 ................................... United States 858,997 844,132 0.14
Fertitta Entertainment LLC , Initial CME Term Loan, B ,
6.327% , ( 1-month SOFR + 4% ), 1/27/29 .......... United States 3,207,595 3,067,679 0.50
Penn National Gaming, Inc. , CME Term Loan, B , 5.177% ,
( 1-month SOFR + 2.75% ), 5/03/29 ............... United States 1,371,505 1,344,933 0.22
Raptor Acquisition Corp. , First Lien, Term Loan, B ,
6.096% , ( 3-month USD LIBOR + 4% ), 11/01/26 ..... United States 3,251,356 3,161,944 0.51
i
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 5.617% , ( 3-month SOFR + 3.5% ),
4/04/29 ................................... United States 3,503,315 3,357,437 0.54
Scientific Games International, Inc. , Initial CME Term
Loan, B , 5.044% , ( 1-month SOFR + 3% ), 4/14/29 .... United States 1,706,977 1,672,129 0.27
20,467,164 3.32
a a a a a a
Commodity Chemicals
g
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan ,
5.872% , ( 1-month USD LIBOR + 3.5% ), 3/16/25 ..... United States 2,518,442 2,415,085 0.39
Communications Equipment
g
CommScope , Inc. , Initial Term Loan , 5.622% , ( 1-month
USD LIBOR + 3.25% ), 4/06/26 .................. United States 2,538,064 2,395,298 0.39
g
Construction & Engineering
USIC Holdings, Inc. , First Lien, Initial Term Loan , 5.872% ,
( 1-month USD LIBOR + 3.5% ), 5/12/28 ........... United States 3,147,188 2,976,060 0.48
i
Zekelman Industries, Inc. , 2020 Term Loan , 4.185% ,
( 3-month USD LIBOR + 2% ), 1/24/27 ............. United States 1,397,306 1,353,640 0.22
4,329,700 0.70
a a a a a a
Construction Machinery & Heavy Trucks
g
ASP Blade Holdings, Inc. , Initial Term Loan , 6.372% ,
( 1-month USD LIBOR + 4% ), 10/13/28 ............ United States 3,559,442 3,125,653 0.51
Data Processing & Outsourced Services
g
Pitney Bowes, Inc. , Refinancing Term Loan, B , 6.38% ,
( 1-month USD LIBOR + 4% ), 3/17/28 ............. United States 4,553,693 4,075,555 0.66
Diversified Banks
g
Finastra Ltd. , First Lien, Dollar Term Loan , 6.871% ,
( 3-month USD LIBOR + 3.5% ), 6/13/24 ........... United Kingdom 4,391,613 4,114,678 0.67

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Diversified Chemicals
LSF11 A5 Holdco LLC , CME Term Loan , 5.941% ,
( 1-month SOFR + 3.5% ), 10/15/28 ............... United States 1,821,544 $ 1,765,385 0.29
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 5.872% , ( 1-month USD LIBOR + 3.5% ),
6/30/27 ................................... United States 836,441 790,019 0.13
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 6.806% , ( 3-month USD LIBOR + 4% ),
3/16/27 ................................... United States 2,892,096 2,701,102 0.44
5,256,506 0.86
a a a a a a
Diversified Metals & Mining
g
U.S. Silica Co. , Term Loan , 5.688% , ( 1-month USD
LIBOR + 4% ), 5/01/25 ........................ United States 1,742,110 1,702,912 0.28
g
Diversified Support Services
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, 3 , 5.163% , ( 3-month USD LIBOR +
4%; 6-month USD LIBOR + 4% ), 2/15/29 .......... United States 4,777,063 4,650,160 0.75
CCI Buyer, Inc. , First Lien, Initial CME Term Loan ,
6.054% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 3,413,575 3,242,897 0.53
Spin Holdco, Inc. , Initial Term Loan , 5.611% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 3,773,360 3,494,490 0.57
11,387,547 1.85
a a a a a a
Drug Retail
g
GNC Holdings, Inc. , Second Lien, Term Loan , 8.156% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 5,028,591 4,626,304 0.75
g
Education Services
KUEHG Corp. , Term Loan, B3 , 6% , ( 3-month USD LIBOR
+ 3.75% ), 2/21/25 ........................... United States 3,381,922 3,257,924 0.53
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 5.673% , ( 1-month USD LIBOR + 3.25%;
3-month USD LIBOR + 3.25% ), 3/13/25 ........... United States 2,233,215 2,124,000 0.34
5,381,924 0.87
a a a a a a
Environmental & Facilities Services
g
Madison IAQ LLC , Term Loan , 4.524% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 2,685,254 2,561,545 0.41
Food Retail
g
Shearer's Foods LLC , First Lien, Refinancing Term Loan ,
5.872% , ( 1-month USD LIBOR + 3.5% ), 9/23/27 ..... United States 711,822 661,250 0.11
Health Care Distributors
g
Owens & Minor, Inc. , CME Term Loan, B1 , 6.177% ,
( 1-month SOFR + 3.75% ), 3/29/29 ............... United States 852,136 851,424 0.14
g
Health Care Equipment
Medline Borrower LP , Initial Dollar Term Loan , 5.622% ,
( 1-month USD LIBOR + 3.25% ), 10/23/28 ......... United States 3,386,795 3,242,856 0.53
US Radiology Specialists, Inc. (US Outpatient
Imaging Services, Inc.) , Closing Date Term Loan ,
7.563% , ( 3-month USD LIBOR + 5.25% ), 12/15/27 ... United States 1,719,682 1,619,081 0.26
4,861,937 0.79
a a a a a a
g
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 5.747%,
(1-month USD LIBOR + 3.375%), 12/23/27 ........ United States 2,248,346 2,083,734 0.34

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Facilities (continued)
ADMI Corp. (continued)
Amendment No. 5 Incremental Term Loan, 5.872%,
(1-month USD LIBOR + 3.5%), 12/23/27 .......... United States 1,688,068 $ 1,578,343 0.25
Aveanna Healthcare LLC , First Lien, 2021 Extended Term
Loan , 5.912% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 United States 2,129,476 1,780,242 0.29
Dermatology Intermediate Holdings III, Inc. ,
Closing Date CME Term Loan, 5.936%, (1-month SOFR
+ 4.25%), 4/02/29 ........................... United States 798,941 774,973 0.13
j
Delayed Draw CME Term Loan, 5.936%, (1-month USD
LIBOR + 4.25%), 4/02/29 ...................... United States 23,595 22,887 0.00
†
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 6.372%, (1-month USD
LIBOR + 4%), 12/18/28 ....................... United States 3,078,629 2,974,725 0.48
Second Lien, Initial Term Loan, 9.122%, (1-month USD
LIBOR + 6.75%), 12/17/29 ..................... United States 1,457,038 1,308,420 0.21
Global Medical Response, Inc. , 2018 New Term Loan ,
6.622% , ( 1-month USD LIBOR + 4.25% ), 3/14/25 .... United States 1,005,489 963,385 0.16
Medical Solutions Holdings, Inc. , First Lien, Initial Term
Loan , 6.377% , ( 3-month USD LIBOR + 3.5% ), 11/01/28 United States 3,051,543 2,948,553 0.48
Pacific Dental Services LLC , Term Loan , 5.406% ,
( 1-month USD LIBOR + 3.25% ), 5/05/28 .......... United States 738,136 713,689 0.12
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 6% , ( 3-month USD LIBOR + 3.75% ),
3/31/27 ................................... United States 3,279,194 3,106,348 0.50
Phoenix Newco , Inc. , First Lien, Initial Term Loan ,
4.916% , ( 1-month USD LIBOR + 3.25% ), 11/15/28 ... United States 3,208,089 3,133,404 0.51
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan ,
6.076% , ( 3-month USD LIBOR + 4% ), 6/22/26 ...... United States 1,056,949 877,268 0.14
22,265,971 3.61
a a a a a a
g
Health Care Services
CNT Holdings I Corp. , First Lien, Initial Term Loan ,
5.372% , ( 1-month USD LIBOR + 3.5% ), 11/08/27 .... United States 2,539,098 2,467,877 0.40
eResearchTechnology , Inc. , First Lien, Initial Term Loan ,
6.872% , ( 1-month USD LIBOR + 4.5% ), 2/04/27 ..... United States 4,090,259 3,890,532 0.63
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 6.064%, (1-month USD
LIBOR + 3.75%; 3-month USD LIBOR + 3.75%),
3/02/28 ................................... United States 3,144,599 2,688,082 0.44
First Lien, Initial Term Loan, C, 6.01%, (3-month USD
LIBOR + 3.75%), 3/02/28 ...................... United States 100,015 85,495 0.01
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
5.759% , ( 1-month USD LIBOR + 3.5% ), 3/05/26 ..... United States 1,610,317 1,555,188 0.25
Radiology Partners, Inc. , First Lien, Term Loan, B ,
6.464% , ( 1-month USD LIBOR + 4.25% ), 7/09/25 .... United States 3,252,299 2,990,375 0.48
Team Health Holdings, Inc. , Extended CME Term Loan ,
7.577% , ( 1-month SOFR + 5.25% ), 3/02/27 ........ United States 1,237,360 1,021,849 0.17
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 5.963% , ( 1-month USD LIBOR + 4.25% ),
10/01/28 .................................. United States 1,675,543 1,574,817 0.25
U.S. Renal Care, Inc. , Initial Term Loan , 6.688% ,
( 1-month USD LIBOR + 5% ), 6/26/26 ............. United States 2,768,487 2,009,631 0.33
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
6.372% , ( 1-month USD LIBOR + 4% ), 10/22/26 ..... United States 5,828,382 5,675,387 0.92
23,959,233 3.88
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Health Care Technology
g
athenahealth Group, Inc. , Initial CME Term Loan , 5.653% ,
( 1-month SOFR + 3.5% ), 2/15/29 ................ United States 4,788,406 $ 4,577,907 0.74
Heavy Electrical Equipment
g
AZZ, Inc. , Initial CME Term Loan , 6.861% , ( 1-month
USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25% ),
5/13/29 ................................... United States 2,338,710 2,288,042 0.37
g
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
5.527% , ( 3-month USD LIBOR + 3.25% ), 12/28/27 ... United States 2,415,932 2,158,635 0.35
SRS Distribution, Inc. ,
2021 Refinancing Term Loan, 6.306%, (3-month USD
LIBOR + 3.5%), 6/02/28 ....................... United States 2,266,510 2,167,350 0.35
CME Term Loan, 6.177%, (3-month SOFR + 3.5%),
6/02/28 ................................... United States 142,466 136,174 0.02
White Cap Supply Holdings LLC , Initial Closing Date
CME Term Loan , 6.077% , ( 1-month SOFR + 3.75% ),
10/19/27 .................................. United States 1,427,677 1,368,043 0.22
5,830,202 0.94
a a a a a a
g
Homefurnishing Retail
Evergreen AcqCo 1 LP , Initial Term Loan , 7.75% ,
( 3-month USD LIBOR + 5.5% ), 4/26/28 ........... United States 2,567,441 2,435,320 0.39
Restoration Hardware, Inc. ,
2022 Incremental CME Term Loan, 5.677%, (1-month
SOFR + 3.25%), 10/20/28 ..................... United States 1,300,000 1,194,921 0.20
Initial Term Loan, 4.872%, (1-month USD LIBOR +
2.5%), 10/20/28 ............................. United States 1,240,625 1,127,263 0.18
4,757,504 0.77
a a a a a a
Hotels, Resorts & Cruise Lines
g,i
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
5.372% , ( 1-month USD LIBOR + 3% ), 8/02/28 ...... United States 3,118,877 3,064,687 0.50
Household Appliances
g
VC GB Holdings I Corp. , First Lien, Initial Term Loan ,
6.377% , ( 3-month USD LIBOR + 3.5% ), 7/21/28 ..... United States 1,102,326 976,937 0.16
Household Products
b,e,g,k
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 6-month
USD LIBOR + 10% ), 5/16/23 ................... United States 8,953,792 1,118,494 0.18
g
Housewares & Specialties
Astro One Acquisition Corp. , First Lien, Term Loan, B ,
7.75% , ( 3-month USD LIBOR + 5.5% ), 9/15/28 ...... United States 2,587,000 2,224,820 0.36
Hunter Douglas Holding BV , CME Term Loan, B1 ,
4.842% , ( 3-month SOFR + 3.5% ), 2/26/29 ......... Netherlands 800,000 716,800 0.12
2,941,620 0.48
a a a a a a
g
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 6.01% ,
( 3-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 2,389,159 2,305,539 0.37
CHG Healthcare Services, Inc. , First Lien, Initial Term
Loan , 4.75% , ( 3-month USD LIBOR + 3.25% ), 9/29/28 United States 3,046,080 2,963,668 0.48
5,269,207 0.85
a a a a a a
g
Industrial Machinery
Tiger Acquisition LLC , First Lien, Initial Term Loan ,
5.622% , ( 1-month USD LIBOR + 3.25% ), 6/01/28 .... United States 2,849,037 2,655,302 0.43

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Industrial Machinery (continued)
TK Elevator Midco GmbH , USD Term Loan, B1 , 4.019% ,
( 6-month USD LIBOR + 3.5% ), 7/30/27 ........... Germany 2,569,065 $ 2,487,497 0.40
5,142,799 0.83
a a a a a a
g
Insurance Brokers
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 5.622%, (1-month USD LIBOR
+ 3.25%), 5/09/25 ........................... United States 2,114,924 2,050,990 0.33
New Term Loan, B4, 5.656%, (1-month USD LIBOR +
3.5%), 11/05/27 ............................. United States 1,698,678 1,644,796 0.27
AssuredPartners , Inc. ,
2020 CME Term Loan, 5.827%, (1-month SOFR +
3.5%), 2/12/27 .............................. United States 1,296,750 1,238,396 0.20
2020 February Refinancing Term Loan, 5.872%,
(1-month USD LIBOR + 3.5%), 2/12/27 ........... United States 2,999,954 2,864,026 0.46
2021 Term Loan, 5.872%, (1-month USD LIBOR +
3.5%), 2/12/27 .............................. United States 613,984 585,894 0.10
8,384,102 1.36
a a a a a a
g
Integrated Telecommunication Services
Altice France SA , USD Incremental Term Loan, B13 ,
5.411% , ( 3-month USD LIBOR + 4% ), 8/14/26 ...... France 1,155,797 1,102,053 0.18
Global Tel*Link Corp. ,
First Lien, Term Loan, 7.056%, (3-month USD LIBOR +
4.25%), 11/29/25 ............................ United States 5,512,247 5,123,937 0.83
Second Lien, CME Term Loan, 11.625%, (1-month
SOFR + 10%), 11/29/26 ....................... United States 2,479,737 2,169,770 0.35
8,395,760 1.36
a a a a a a
Interactive Home Entertainment
g
Playtika Holding Corp. , Term Loan, B1 , 5.122% , ( 1-month
USD LIBOR + 2.75% ), 3/13/28 .................. United States 1,745,581 1,704,403 0.28
Internet & Direct Marketing Retail
g
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 6.122%,
(1-month USD LIBOR + 3.75%), 9/13/24 .......... United States 1,873,594 1,825,583 0.30
First Lien, Amendment No. 2 Initial Term Loan, 6.122%,
(1-month USD LIBOR + 3.75%), 9/13/24 .......... United States 2,412,851 2,351,431 0.38
4,177,014 0.68
a a a a a a
Internet Services & Infrastructure
g
Arches Buyer, Inc. , Refinancing Term Loan , 5.622% ,
( 1-month USD LIBOR + 3.25% ), 12/06/27 ......... United States 2,783,935 2,565,744 0.42
Barracuda Networks, Inc. ,
g
First Lien, 2020 Term Loan, 5.982%, (3-month USD
LIBOR + 3.75%), 2/12/25 ...................... United States 3,012,037 3,002,625 0.49
h,i
First Lien, CME Term Loan, TBD, 5/17/29 .......... United States 2,513,966 2,432,262 0.39
g
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
6.5% , ( 3-month USD LIBOR + 4.25% ), 8/19/28 ...... United Kingdom 2,272,334 2,209,845 0.36
g
Knot Worldwide, Inc. (The) , First Lien, Amendment No.
3 CME Term Loan , 6.927% , ( 1-month SOFR + 4.5% ),
12/19/25 .................................. United States 687,739 670,546 0.11
g
Thrasio LLC , Initial Term Loan , 9.25% , ( 3-month USD
LIBOR + 7% ), 12/18/26 ....................... United States 890,955 834,526 0.14
11,715,548 1.91
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Investment Banking & Brokerage
g
Citadel Securities LP , 2021 CME Term Loan , 4.941% ,
( 1-month SOFR + 2.5% ), 2/02/28 ................ United States 1,782,487 $ 1,754,190 0.29
g
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 5.275% , ( 1-month SOFR + 3.75% ),
4/09/27 ................................... United States 4,704,851 4,575,467 0.74
g
Jane Street Group LLC , Dollar Term Loan , 5.122% ,
( 1-month USD LIBOR + 2.75% ), 1/26/28 .......... United States 1,329,737 1,306,194 0.21
Osmosis Buyer Ltd. ,
g
2022 Refinancing CME Term Loan, B, 5.436%,
(1-month SOFR + 3.75%), 7/31/28 ............... United Kingdom 1,621,429 1,535,088 0.25
h,i
CME Term Loan, TBD, 7/31/28 .................. United Kingdom 995,556 943,702 0.15
10,114,641 1.64
a a a a a a
g
IT Consulting & Other Services
Aptean Acquiror , Inc. , First Lien, Initial Term Loan ,
6.622% , ( 1-month USD LIBOR + 4.25% ), 4/23/26 .... United States 3,107,597 2,979,424 0.48
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 6.75%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 4,386,860 4,078,069 0.66
Second Lien, Initial Term Loan, 11.056%, (3-month
USD LIBOR + 8.25%), 11/01/25 ................. United States 125,000 111,446 0.02
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
6.25% , ( 3-month USD LIBOR + 4% ), 10/01/27 ...... United States 5,463,124 5,315,155 0.86
Peraton Corp. , First Lien, Term Loan, B , 6.122% ,
( 1-month USD LIBOR + 3.75% ), 2/01/28 .......... United States 5,195,059 5,061,962 0.82
Sitel Worldwide Corp. , Initial Dollar Term Loan , 6.01% ,
( 3-month USD LIBOR + 3.75% ), 8/28/28 .......... France 2,013,004 1,968,970 0.32
19,515,026 3.16
a a a a a a
Leisure Facilities
e,g
24 Hour Fitness Worldwide, Inc. , Term Loan , 7.232% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ........ United States 4,958,986 1,644,730 0.26
g
Leisure Products
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 5.166% , ( 1-month
USD LIBOR + 3.5% ), 12/16/24 .................. United States 3,817,804 3,638,157 0.59
Motion Acquisition Ltd. ,
Term Loan, B1, 5.5%, (3-month USD LIBOR + 3.25%),
11/12/26 .................................. United Kingdom 2,383,387 2,205,276 0.36
Term Loan, B2, 5.5%, (3-month USD LIBOR + 3.25%),
11/12/26 .................................. United Kingdom 339,780 314,389 0.05
6,157,822 1.00
a a a a a a
Life Sciences Tools & Services
g,i
ICON plc ,
Term Loan, 4.563%, (3-month USD LIBOR + 2.25%),
7/03/28 ................................... Ireland 1,889,745 1,860,048 0.30
U.S. Term Loan, 4.563%, (3-month USD LIBOR +
2.25%), 7/03/28 ............................. Ireland 470,831 463,432 0.08
2,323,480 0.38
a a a a a a
Metal & Glass Containers
g
Mauser Packaging Solutions Holding Co. , Initial Term
Loan , 5.037% , ( 1-month USD LIBOR + 3.25% ), 4/03/24 United States 3,403,091 3,260,944 0.53
g
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
4.872% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 641,709 558,556 0.09

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Movies & Entertainment (continued)
Banijay Entertainment SAS , USD Term Loan, B , 5.537% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .......... France 2,304,985 $ 2,248,086 0.36
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
5.13% , ( 1-month USD LIBOR + 2.75% ), 5/18/25 ..... United States 679,035 653,432 0.11
3,460,074 0.56
a a a a a a
Multi-line Insurance
g
Acrisure LLC ,
First Lien, 2020 Term Loan, 5.872%, (1-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 2,624,601 2,503,685 0.41
First Lien, 2021-1 Additional Term Loan, 6.122%,
(1-month USD LIBOR + 3.75%), 2/15/27 .......... United States 776,739 745,670 0.12
First Lien, 2021-2 Additional Term Loan, 6.622%,
(1-month USD LIBOR + 4.25%), 2/15/27 .......... United States 765,385 742,423 0.12
3,991,778 0.65
a a a a a a
Other Diversified Financial Services
g
Mercury Borrower, Inc. , First Lien, Initial Term Loan ,
5.813% , ( 3-month USD LIBOR + 3.5% ), 8/02/28 ..... United States 3,136,225 3,002,936 0.49
g
Packaged Foods & Meats
i
B&G Foods, Inc. , Tranche Term Loan, B4 , 4.872% ,
( 1-month USD LIBOR + 2.5% ), 10/10/26 .......... United States 588,235 561,030 0.09
Primary Products Finance LLC , CME Term Loan, B ,
4.5% , ( 3-month SOFR + 4% ), 4/01/29 ............ United States 689,655 675,110 0.11
1,236,140 0.20
a a a a a a
g
Paper Packaging
Charter Next Generation, Inc. , First Lien, 2021 Initial
Term Loan , 6.556% , ( 3-month USD LIBOR + 3.75% ),
12/01/27 .................................. United States 2,371,123 2,284,245 0.37
Kleopatra Finco SARL , USD Term Loan, B , 5.554% ,
( 6-month USD LIBOR + 4.75% ), 2/12/26 .......... Luxembourg 3,339,187 2,976,050 0.48
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 5.872% ,
( 1-month USD LIBOR + 3.5% ), 9/24/28 ........... United States 2,387,970 2,317,191 0.38
7,577,486 1.23
a a a a a a
g
Personal Products
Conair Holdings LLC , First Lien, Initial Term Loan , 6% ,
( 3-month USD LIBOR + 3.75% ), 5/17/28 .......... United States 4,047,248 3,455,338 0.56
Coty, Inc. , USD Term Loan, B , 4.057% , ( 1-month USD
LIBOR + 2.25% ), 4/07/25 ...................... United States 835,088 807,773 0.13
Sunshine Luxembourg VII SARL , Term Loan, B3 , 6% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 4,947,122 4,732,763 0.77
8,995,874 1.46
a a a a a a
g
Pharmaceuticals
Bausch Health Cos., Inc. , Second Amendment CME Term
Loan , 7.174% , ( 1-month SOFR + 5.25% ), 2/01/27 ... United States 647,547 546,808 0.09
i
Grifols Worldwide Operations Ltd. , Dollar Tranche
Term Loan, B , 4.372% , ( 1-month USD LIBOR + 2% ),
11/15/27 .................................. Spain 800,000 767,056 0.12
Jazz Pharmaceuticals plc , Initial Dollar Term Loan ,
5.872% , ( 1-month USD LIBOR + 3.5% ), 5/05/28 ..... United States 3,365,301 3,295,201 0.53
Organon & Co. , Dollar Term Loan , 4.625% , ( 3-month
USD LIBOR + 3% ), 6/02/28 .................... United States 2,062,923 2,033,919 0.33

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Pharmaceuticals (continued)
Perrigo Co. plc , Initial CME Term Loan, B , 4.199% ,
( 1-month SOFR + 2.5% ), 4/20/29 ................ United States 1,230,126 $ 1,214,749 0.20
PetVet Care Centers LLC , First Lien, 2021 First Lien
Replacement Term Loan , 5.872% , ( 1-month USD
LIBOR + 3.5% ), 2/14/25 ....................... United States 3,121,713 3,005,633 0.49
10,863,366 1.76
a a a a a a
Property & Casualty Insurance
g
Asurion LLC ,
New Term Loan, B8, 5.622%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 2,597,480 2,449,215 0.40
Second Lien, New Term Loan, B3, 7.622%, (1-month
USD LIBOR + 5.25%), 1/31/28 .................. United States 2,652,263 2,286,914 0.37
Second Lien, New Term Loan, B4, 7.622%, (1-month
USD LIBOR + 5.25%), 1/20/29 .................. United States 2,248,036 1,938,369 0.31
6,674,498 1.08
a a a a a a
g
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B ,
7.814% , ( 3-month USD LIBOR + 4.75% ), 7/14/26 .... United States 4,260,898 3,917,939 0.63
McGraw-Hill Education, Inc. , Initial Term Loan , 5.554% ,
( 3-month USD LIBOR + 4.75% ), 7/28/28 .......... United States 2,690,102 2,558,959 0.41
6,476,898 1.04
a a a a a a
Real Estate Services
g
Cushman & Wakefield U.S. Borrower LLC , Replacement
Term Loan , 5.122% , ( 1-month USD LIBOR + 2.75% ),
8/21/25 ................................... United States 1,036,742 1,006,195 0.16
Research & Consulting Services
g
Dun & Bradstreet Corp. (The) , Initial Term Loan , 5.55% ,
( 1-month USD LIBOR + 3.25% ), 2/06/26 .......... United States 1,873,032 1,827,770 0.30
g
Restaurants
Flynn Restaurant Group LP , First Lien, 2021 Term Loan ,
6.622% , ( 1-month USD LIBOR + 4.25% ), 11/22/28 ... United States 2,056,145 1,921,632 0.31
IRB Holding Corp. , 2022 Replacement CME Term Loan,
B , 4.836% , ( 1-month SOFR + 3% ), 12/15/27 ....... United States 2,430,849 2,337,869 0.38
Whatabrands LLC , Initial Term Loan, B , 5.622% , ( 1-month
USD LIBOR + 3.25% ), 8/03/28 .................. United States 1,597,810 1,526,628 0.25
5,786,129 0.94
a a a a a a
Retail REITs
g
Brown Group Holding LLC , Incremental CME Term Loan,
B2 , 5.349% , ( 1-month SOFR + 3.75% ), 7/02/29 ..... United States 493,421 484,426 0.08
g
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan ,
6.122% , ( 1-month USD LIBOR + 3.75% ), 5/12/28 .... United States 3,000,934 2,811,230 0.45
APX Group, Inc. , Initial Term Loan , 5.658% , ( 1-month
USD LIBOR + 3.5%; 3-month USD LIBOR + 2.5% ),
7/10/28 ................................... United States 2,468,125 2,329,453 0.38
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 4.463% , ( 3-month USD
LIBOR + 2.75% ), 9/23/26 ...................... United States 2,829,936 2,757,023 0.45
7,897,706 1.28
a a a a a a
Semiconductor Equipment
h,i
MKS Instruments, Inc. , CME Term Loan, B , TBD, 4/11/29 United States 1,500,000 1,473,750 0.24

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Soft Drinks
Naked Juice LLC , First Lien, Initial CME Term Loan ,
5.405% , ( 1-month USD LIBOR + 3.25%; 3-month USD
LIBOR + 3.25% ), 1/24/29 ...................... United States 726,834 $ 696,398 0.11
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
5.75% , ( 3-month USD LIBOR + 3.5% ), 3/31/28 ...... United States 2,536,136 2,259,545 0.37
2,955,943 0.48
a a a a a a
g
Specialized Consumer Services
Pre-Paid Legal Services, Inc. , First Lien, Initial Term
Loan , 5.416% , ( 1-month USD LIBOR + 3.75% ),
12/15/28 .................................. United States 1,754,451 1,698,159 0.28
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.) ,
2019 Term Loan, 6.122%, (1-month USD LIBOR +
3.75%), 9/03/26 ............................. United States 2,434,491 2,373,251 0.39
Initial Term Loan, 5.622%, (1-month USD LIBOR +
3.25%), 12/31/25 ............................ United States 786,011 763,783 0.12
WW International, Inc. , Initial Term Loan , 5.88% , ( 1-month
USD LIBOR + 3.5% ), 4/13/28 ................... United States 760,362 574,788 0.09
5,409,981 0.88
a a a a a a
g
Specialized Finance
MPH Acquisition Holdings LLC , Initial Term Loan , 5.825% ,
( 3-month USD LIBOR + 4.25% ), 9/01/28 .......... United States 1,937,365 1,801,071 0.29
Red Planet Borrower LLC , Initial Term Loan , 6.122% ,
( 1-month USD LIBOR + 3.75% ), 10/02/28 ......... United States 1,416,286 1,210,040 0.20
Verscend Holding Corp. , Term Loan, B1 , 6.372% ,
( 1-month USD LIBOR + 4% ), 8/27/25 ............. United States 5,060,072 4,939,920 0.80
7,951,031 1.29
a a a a a a
g
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan ,
6% , ( 3-month USD LIBOR + 3.75% ), 12/12/25 ...... United States 3,075,357 2,821,640 0.46
CPC Acquisition Corp. , First Lien, Initial Term Loan , 6% ,
( 3-month USD LIBOR + 3.75% ), 12/29/27 ......... United States 1,174,340 1,025,786 0.17
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 5.924%, (3-month
SOFR + 4.5%), 3/15/29 ....................... United States 2,600,000 2,327,546 0.37
Second Lien, Initial CME Term Loan, 9.638%, (1-month
SOFR + 7.438%), 3/15/30 ..................... United States 837,209 732,558 0.12
i
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 5.096% , ( 1-month USD LIBOR + 2.75% ), 1/29/26 .. United Kingdom 2,303,984 2,193,831 0.35
PMHC II, Inc. , Initial CME Term Loan, B , 6.977% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 5,400,000 4,691,250 0.76
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan ,
5.037% , ( 1-month USD LIBOR + 3.25% ), 8/02/28 .... United States 1,019 981 0.00
†
13,793,592 2.23
a a a a a a
g
Specialty Stores
Great Outdoors Group LLC , Term Loan, B2 , 6.122% ,
( 1-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 2,781,981 2,553,344 0.41
Michaels Cos., Inc. (The) , Term Loan, B , 6.5% , ( 3-month
USD LIBOR + 4.25% ), 4/15/28 .................. United States 3,192,932 2,691,641 0.44
Petco Health & Wellness Co., Inc. , First Lien, Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 3.25% ), 3/03/28 . United States 2,090,928 2,029,340 0.33
PetSmart LLC , Initial Term Loan , 6.12% , ( 1-month USD
LIBOR + 3.75% ), 2/11/28 ...................... United States 3,293,900 3,183,407 0.52

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Specialty Stores (continued)
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 6.286%,
(3-month USD LIBOR + 5%), 4/16/26 ............. United States 1,822,515 $ 1,586,727 0.26
i
2019 Refinancing New Term Loan, B2, 5.786%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 3,243,625 3,003,499 0.48
Woof Holdings, Inc. , First Lien, Initial Term Loan , 5.813% ,
( 3-month USD LIBOR + 3.75% ), 12/21/27 ......... United States 2,441,305 2,374,169 0.39
17,422,127 2.83
a a a a a a
g
Systems Software
Atlas Purchaser, Inc. , First Lien, Initial Term Loan ,
6.621% , ( 3-month USD LIBOR + 5.25% ), 5/08/28 .... United States 1,636,734 1,332,743 0.22
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 6.372%, (1-month USD
LIBOR + 4%), 10/16/26 ....................... United States 5,069,262 4,921,721 0.80
Second Lien, First Amendment Refinancing Term Loan,
9.372%, (1-month USD LIBOR + 7%), 2/19/29 ...... United States 2,050,664 1,939,590 0.31
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 5.872%,
(1-month USD LIBOR + 3.5%), 7/01/24 ........... United States 3,936,208 3,872,245 0.63
Second Lien, 2021 Refinancing Term Loan, 8.622%,
(1-month USD LIBOR + 6.25%), 7/07/25 .......... United States 30,303 29,546 0.00
†
Idera , Inc. , First Lien, Term Loan, B1 , 5.47% , ( 1-month
USD LIBOR + 3.75% ), 3/02/28 .................. United States 3,399,447 3,175,662 0.51
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan,
5.848%, (3-month USD LIBOR + 4.25%), 12/01/27 ... United States 2,583,525 2,216,988 0.36
First Lien, First Amendment Term Loan, 5.611%,
(3-month USD LIBOR + 4%), 12/01/27 ............ United States 93,100 79,647 0.01
McAfee Corp. , CME Term Loan, B1 , 5.699% , ( 1-month
SOFR + 4% ), 3/01/29 ......................... United States 2,116,935 2,029,178 0.33
Perforce Software, Inc. , First Lien, New Term Loan ,
6.122% , ( 1-month USD LIBOR + 3.75% ), 7/01/26 .... United States 280,310 255,853 0.04
Quest Software US Holdings, Inc. , First Lien, Initial CME
Term Loan , 5.474% , ( 3-month SOFR + 4.25% ), 2/01/29 United States 1,800,000 1,604,259 0.26
Sovos Compliance LLC ,
First Lien, Delayed Draw Term Loan, 6.152%, (1-month
USD LIBOR + 4.5%), 8/11/28 ................... United States 255,422 249,887 0.04
First Lien, Initial Term Loan, 6.166%, (1-month USD
LIBOR + 4.5%), 8/11/28 ....................... United States 1,471,679 1,439,788 0.23
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien,
Third Amendment Term Loan , 6.783% , ( 3-month USD
LIBOR + 4% ), 4/24/28 ........................ United States 4,673,896 4,342,049 0.70
27,489,156 4.44
a a a a a a
Technology Hardware, Storage & Peripherals
g
Magenta Buyer LLC , First Lien, Initial Term Loan , 7.05% ,
( 1-month USD LIBOR + 4.75% ), 7/27/28 .......... United States 2,701,339 2,575,443 0.42
g
Trucking
Avis Budget Car Rental LLC ,
i
CME Term Loan, C, 5.927%, (1-month SOFR + 3.5%),
3/16/29 ................................... United States 1,396,500 1,372,061 0.22
New Term Loan, B, 4.13%, (1-month USD LIBOR +
1.75%), 8/06/27 ............................. United States 887,853 839,270 0.14

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
See Abbreviations on page 34 .
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Trucking (continued)
PECF USS Intermediate Holding III Corp. , Initial Term
Loan , 6.622% , ( 1-month USD LIBOR + 4.25% ),
12/15/28 .................................. United States 3,935,637 $ 3,612,994 0.58
5,824,325 0.94
a a a a a a
Total Senior Floating Rate Interests (Cost $552,436,499) ..................
513,629,453 83.30
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $637,165,480) ........................
585,727,720 94.99
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
l
Joint Repurchase Agreement, 2.147%, 8/01/22 (Maturity Value
$25,866,673)
BNP Paribas Securities Corp. (Maturity Value $17,832,743)
Deutsche Bank Securities, Inc. (Maturity Value $1,651,587)
HSBC Securities (USA), Inc. (Maturity Value $6,382,343)
Collateralized by U.S. Government Agency Securities, 2.5% - 6%, 6/20/44
- 4/20/52; and U.S. Treasury Notes, 0.75% - 3%, 1/31/23 - 4/30/26 (valued at $26,400,474) ........................................... 25,862,047 25,862,047 4.19
Total Repurchase Agreements (Cost $25,862,047) ........................
25,862,047 4.19
a a a
Total Short Term Investments (Cost $25,862,047 ) .........................
25,862,047 4.19
a
Total Investments (Cost $663,027,527) ..................................
$611,589,767 99.18
Other Assets, less Liabilities ...........................................
5,017,668 0.82
Net Assets ...........................................................
$616,607,435 100.00
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2022, the aggregate value of these securities was $21,411,486, representing 3.5% of net assets.
e
Income may be received in additional securities and/or cash.
f
See Note 1(d) regarding senior floating rate interests.

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
See Note 13 regarding unfunded loan commitments.
k
See Note 7 regarding credit risk and defaulted securities.
l
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $618,102,677
Cost - Non-controlled affiliates (Note 3 d and 10 ) .................................................. 19,062,803
Cost - Unaffiliated repurchase agreements ...................................................... 25,862,047
Value - Unaffiliated issuers .................................................................. $568,518,518
Value - Non-controlled affiliates (Note 3 d and 10 ) ................................................. 17,209,202
Value - Unaffiliated repurchase agreements ...................................................... 25,862,047
Cash .................................................................................... 2,750,367
Receivables:
Investment securities sold ................................................................... 17,628,496
Dividends and interest ..................................................................... 2,494,927
Total assets .......................................................................... 634,463,557
Liabilities:
Payables:
Investment securities purchased .............................................................. 14,019,174
Management fees ......................................................................... 256,606
Distributions to shareholders ................................................................. 3,224,274
Unrealized depreciation on unfunded loan commitments (Note 13 ) ...................................... 197,344
Accrued expenses and other liabilities ........................................................... 158,724
Total liabilities ......................................................................... 17,856,122
Net assets, at value ................................................................. $616,607,435
Net assets consist of:
Paid-in capital ............................................................................. $1,034,293,320
Total distributable earnings (losses) ............................................................. (417,685,885)
Net assets, at value ................................................................. $616,607,435
Shares outstanding ......................................................................... 88,112,617
Net asset value and maximum offering price per share ($616,607,435 ÷88,112,617 shares outstanding) .......... $7.00

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $20,030)
Unaffiliated issuers ........................................................................ $493,086
Non-controlled affiliates (Note 3 d and 10 ) ....................................................... 713,950
Interest:
Unaffiliated issuers ........................................................................ 24,653,826
Total investment income ................................................................... 25,860,862
Expenses:
Management fees (Note 3 a ) ................................................................... 3,017,198
Custodian fees (Note 4 ) ...................................................................... 8,893
Registration and filing fees .................................................................... 93
Professional fees ........................................................................... 216,554
Trustees' fees and expenses .................................................................. (27,351)
Other .................................................................................... 14,320
Total expenses ......................................................................... 3,229,707
Expense reductions (Note 4 ) ............................................................... (1,573)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (210,917)
Net expenses ......................................................................... 3,017,217
Net investment income ................................................................ 22,843,645
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (16,183,021)
Non-controlled affiliates (Note 3 d and 10 ) ...................................................... 11,236,531
Net realized gain (loss) .................................................................. (4,946,490)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (20,776,166)
Non-controlled affiliates (Note 3 d and 10 ) ...................................................... (8,612,211)
Unfunded loan commitments ................................................................. (199,744)
Net change in unrealized appreciation (depreciation) ............................................ (29,588,121)
Net realized and unrealized gain (loss) ............................................................ (34,534,611)
Net increase (decrease) in net assets resulting from operations .......................................... $(11,690,966)

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Floating Rate Master Series
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $22,843,645 $15,201,012
Net realized gain (loss) ................................................. (4,946,490) (69,506,025)
Net change in unrealized appreciation (depreciation) ........................... (29,588,121) 89,805,803
Net increase (decrease) in net assets resulting from operations ................ (11,690,966) 35,500,790
Distributions to shareholders .............................................. (26,268,504) (16,446,141)
Capital share transactions (Note 2 ) .......................................... 224,438,230 16,353,818
Net increase (decrease) in net assets ................................... 186,478,760 35,408,467
Net assets:
Beginning of year ....................................................... 430,128,675 394,720,208
End of year ........................................................... $616,607,435 $430,128,675

Franklin Floating Rate Master Trust
25
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Notes to Financial Statements
Franklin Floating Rate Master Series
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Master Series (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to

Franklin Floating Rate Master Trust
Notes to Financial Statements
26
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Franklin Floating Rate Master Series
(continued)
be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on July 29, 2022.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. The Fund's gross investment income is distributed to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund
will not be distributed. Distributable earnings are determined according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
27
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Annual Report
Franklin Floating Rate Master Series
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2022, the gross effective investment management fee rate was 0.530% of the Fund’s average daily net assets.
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Shares sold ................................... 44,481,719 $328,383,729 16,915,404 $123,712,921
Shares redeemed ............................... (14,617,312) (103,945,499) (15,104,029) (107,359,103)
Net increase (decrease) .......................... 29,864,407 $224,438,230 1,811,375 $16,353,818
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
28
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Annual Report
Franklin Floating Rate Master Series
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2022, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
of the Fund do not exceed 0.53%, based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the
Board.
f. Other Affiliated Transactions
At July 31, 2022, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 3,652,178 $ — $ — $ — $ (110,813) $ 3,541,365 461,717 $ 166,314
Franklin Liberty Senior Loan ETF 21,343,063 — (6,968,579) (85,226) (621,421) 13,667,837 578,288 547,636
Total Affiliated Securities ... $24,995,241 $— $(6,968,579) $(85,226) $(732,234) $17,209,202 $713,950
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
29
franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
4. Expense Offset Arrangement
The Fund  has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended J uly 31, 2022 , the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At July 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2022, aggregated
$384,336,279 and $175,284,085 respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2022, the Fund had 87.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2022, the aggregate value of these securities was $1,118,494, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $663,968,767
Unrealized appreciation ........................................................................ $2,166,901
Unrealized depreciation ........................................................................ (54,545,901)
Net unrealized appreciation (depreciation) .......................................................... $(52,379,000)

Franklin Floating Rate Master Trust
Notes to Financial Statements
30
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Annual Report
Franklin Floating Rate Master Series
(continued)
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2022, investments in
“affiliated companies” were as follows:
11. Shareholder Distributions
For the year ended July 31, 2022, the Fund made the following distributions:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. $ 13,802,215 $ — $ (17,243,995)
a
$ 11,321,757 $ (7,879,977) $ —
b
— $ —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $13,802,215 $— $(17,243,995) $11,321,757 $(7,879,977) $— $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of July 31, 2022, no longer held by the Fund.
Payment Date Amount Per Share
8/31/2021 $0.027019
9/30/2021 0.025269
10/29/2021 0.025218
11/30/2021 0.024634
12/31/2021 0.026303
1/31/2022 0.024612
2/28/2022 0.025601
3/31/2022 0.026009
4/29/2022 0.031219
5/31/2022 0.028464
6/30/2022 0.031256
7/29/2022 0.035783
Total
$0.331387

Franklin Floating Rate Master Trust
Notes to Financial Statements
31
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Franklin Floating Rate Master Series
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2022, the Fund did not use the
Global Credit Facility.
13. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At July 31, 2022, unfunded commitments were as follows:
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
athenahealth Group, Inc. $ 811,594
Aveanna Healthcare LLC 498,969
Dermatology Intermediate Holdings III, Inc. 125,740
Medical Solutions Holdings, Inc. 489,723
Osmosis Buyer Ltd. 226,263
Thrasio LLC 900,000
$ 3,052,289
12. Credit Facility
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
32
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Annual Report
Franklin Floating Rate Master Series
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery .................... $ — $ 8,246,441 $ — $ 8,246,441
Leisure Facilities ....................... — 54,241 — 54,241
Oil & Gas Exploration & Production ......... — 12,337,607 — 12,337,607
Trucking ............................. — — —
a
—
Management Investment Companies :
Asset Management & Custody Banks ....... 16,131,204 3,541,365 — 19,672,569
Preferred Stocks ........................ — 277,110 — 277,110
Rights ................................ — — — —
Warrants .............................. — — 3,866 3,866
Corporate Bonds :
Airlines .............................. — 4,029,695 — 4,029,695
Broadcasting ......................... — 796,566 — 796,566
Cable & Satellite ....................... — 1,960,045 — 1,960,045
Casinos & Gaming ..................... — 870,381 — 870,381
Communications Equipment .............. — 603,606 — 603,606
Construction Materials .................. — 676,642 — 676,642
Diversified Chemicals ................... — 958,051 — 958,051
Environmental & Facilities Services ......... — 816,080 — 816,080
Independent Power Producers & Energy
Traders ............................ — 1,748,700 — 1,748,700
Integrated Telecommunication Services ...... — 1,779,603 — 1,779,603
Investment Banking & Brokerage .......... — 739,152 — 739,152
Metal & Glass Containers ................ — 1,686,640 — 1,686,640
Multi-line Insurance ..................... — 468,828 — 468,828
Oil & Gas Equipment & Services ........... — 229,824 — 229,824
Oil & Gas Storage & Transportation ......... — 438,727 — 438,727
Paper Packaging ...................... — 1,038,281 — 1,038,281
Specialized Consumer Services ........... — 878,958 — 878,958
Specialized Finance .................... — 422,368 — 422,368
Specialty Chemicals .................... — 543,197 — 543,197
Specialty Stores ....................... — 406,467 — 406,467
Trucking ............................. — 442,288 9,656,220 10,098,508
Wireless Telecommunication Services ....... — 316,114 — 316,114
Senior Floating Rate Interests ............... — 512,510,959 1,118,494 513,629,453
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 25,862,047 — 25,862,047
Total Investments in Securities ........... $16,131,204 $584,679,983 $10,778,580 $611,589,767
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $197,344 $— $197,344
$— $— $— $—
Total Other Financial Instruments ......... $— $197,344 $— $197,344
a
Includes securities determined to have no value at July 31, 2022.
14. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
33
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Franklin Floating Rate Master Series
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2022, are as follows:
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Paper Products ..... $ 13,802,215 $ — $ (17,243,995) $ — $ — $ — $ 11,321,757 $ (7,879,977) $ — $ —
Trucking .......... —
b
— — — — — — — —
b
—
Rights
Oil & Gas Equipment &
Services ........ 499,215 — (499,243) — — — — 28 — —
Warrants
Industrial Machinery .. 556 — — — — — — 3,310 3,866 3,310
Corporate Bonds
Trucking .......... 10,102,676 — — — — 1,042,571 — (1,489,027) 9,656,220 (1,489,027)
Senior Floating Rate
Interests
Household Products .. 1,497,972 — (291,206) — — — 1,750 (90,022) 1,118,494 (332,293)
Escrows and Litigation
Trusts ........... —
b
— (6,606) — — — 6,606 — —
b
—
Total Investments in Securities . $25,902,634 $— $(18,041,050) $— $— $1,042,571 $11,330,113 $(9,455,688) $10,778,580 $ (1,818,010)
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Corporate Bonds:
Trucking
.................
9,656,220 Discounted cash flow Discount rate 15.9% Decrease
Free cash flow $9.7 mil Increase
Senior Floating Rate Interests:
Household Products
.........
1,118,494 Recovery value Asset value estimate $10.8 mil Increase
b
All Other Investments
.........
3,866
c,d
Total.
......................
$10,778,580
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
c
Represents a significant impact to fair value but not net assets.
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
d
Includes securities determined to have no value at July 31, 2022.
14. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements
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Franklin Floating Rate Master Series
(continued)
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In
January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm
35
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Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Master Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Floating Rate Master Series (one of the funds constituting Franklin Floating Rate Master Trust, referred to hereafter as the
“Fund”) as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statement of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31,
2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Floating Rate Master Trust
Board Members and Officers
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1999 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1999
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Floating Rate Master Trust
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
Shareholder Information
41
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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin
Floating Rate Master Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board acknowledged the
ongoing integration of the Legg Mason family of funds into
the Franklin Templeton (FT) family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

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Shareholder Information
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Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Board noted that the Fund’s annualized income return
and annualized total return for the three-, five- and 10-
year periods were below the medians of its Performance
Universe, but for the one-year period were above the
medians and in the first quintile (best) of its Performance
Universe. The Board noted that the Fund does not offer its
shares to the public and the Fund’s investor was exclusively an offshore Irish feeder fund. The Board concluded that the
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio,
for comparative consistency, was shown for Class A shares
for funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
16 other loan participation funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected a fee
waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s

Franklin Floating Rate Master Trust
Shareholder Information
43
franklintempleton.com
Annual Report
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

Franklin Floating Rate Master Trust
Shareholder Information
44
franklintempleton.com
Annual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Floating Rate Income Fund
This annual report for Franklin Floating Rate Income Fund
covers the fiscal year ended July 31, 2022.
Manager’s Discussion
During the one-year period under review, the Fund posted a
+1.52% cumulative total return, outperforming its benchmark, the Credit Suisse Leveraged Loan Index (CS LLI), which
posted a -0.86% cumulative total return.
1
Over the period,
the Fund actively traded through the primary and secondary
markets, seeking attractively priced loan assets with a focus on improving portfolio quality, increasing exposure to sectors we are favorable on, and adding to portfolio diversity. The
primary market started the period on strong footing, offering a steady supply of new borrowers in sectors we continued
to view as more resilient to sustained economic pressures
or benefiting from COVID-19 recovery, including information
technology, health care, and gaming and leisure. However,
later in the period, the primary market slowed to a halt due to supply chain concerns as a result of the Russia-Ukraine
war, an accelerated rate hike schedule from the U.S. Federal
Reserve (Fed) and unchecked inflation, which also shocked
broader markets materially lower. Pivoting to the secondary
market, we optimized the portfolio by executing up-in-quality trades with an active focus on increasing the portfolio’s
allocation to liquid upper tier (BB and above) rated loan
assets. Moreover, during periods of high demand for loans,
we tactically reduced our exposure to riskier lower tier and middle tier loans in more cyclical sectors with few catalysts for principal appreciation to par, in our view.
*Rounds to less than 0.1% of net assets.
During the period under review, the top contributor to
performance was the post-reorganization equity position
in QuarterNorth Energy Holding, an oil and gas company,
which posted better-than-expected top line results from
higher production, while also benefiting materially from rising oil prices. The company paid a sizable dividend to common
equity holders, further improving the holding period return.
In addition, the second lien term debt traded slightly higher and generated strong income for lenders. A manufacturer
of carbonless paper, Appvion Operations, another post-
reorganization equity position received in a prior period, also contributed meaningfully to results. The company entered
into a definitive agreement to be acquired in December 2021
at a significant premium to the equity mark price at the time.
Lastly, the first lien and second lien high-coupon term debt of Aventiv Technologies, previously Securus Technologies,
a provider of inmate communications, traded higher and
contributed to relative results.
The top detractors from performance included the payment-
in-kind (PIK) debt of Onsite Rental Group Operations, a
provider of industrial maintenance equipment. The company
had posted consecutive quarters showing strong financial
results, but the equity component stapled to the PIK bond
detracted from relative performance after being marked
down amid broader market volatility. In the gaming and
leisure sector, the exit term loan and post-reorganization
common equity holding in 24 Hour Fitness Worldwide, a
fitness club owner and operator, detracted from relative
results as the company continued its battle against
negative membership trends exacerbated by the Omicron
COVID-19 variant. In addition, the company’s term debt
was downgraded to Caa3 from Caa1 by Moody’s, citing
increased competition and greater-than-expected cash burn.
The second lien term debt of Diamond Sports Group, a
regional provider of sports media and a subsidiary of Sinclair
Broadcasting Group (not a Fund holding), was upgraded
from selective default to CCC+, but traded steadily lower
through the period driven by high leverage, challenged
contract renewals and a risk-off market sentiment. During
the period, the company completed an exchange offer for
existing loans and notes that also included issuance of new
super-priority B-rated debt.
Portfolio Composition
7/31/22
% of Total Net
Assets
Senior Floating Rate Interests 86.6%
Common Stocks 6.0%
Warrants 2.1%
Corporate Bonds 2.0%
Other 0.0% *
Short-Term Investments & Other Net Assets 3.3%
1. Source: Credit Suisse Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Floating Rate Income Fund

franklintempleton.com
Annual Report
See page 3 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
11/6/15–7/31/22

Franklin Floating Rate Income Fund
Performance Summary

franklintempleton.com
Annual Report
Performance as of 7/31/22
1
1. As of 5/31/19, the Fund broadened its investment universe to include all floating rate securities of all credit levels and not just principally those designated as middle tier;
such a change can impact performance. The Fund has an expense reduction contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduc-
tion; without this reduction, the results would have been lower.
2. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
See www.franklintempletondatasources.com for additional data provider information.
Average Annual
Total Return
3
–
1-Year +1.52%
5-Year +0.64%
Since Inception (11/6/15) +2.17%
Distributions
(8/1/21–7/31/22)
Net Investment
Income
$0.3712

Your Fund’s Expenses
Franklin Floating Rate Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/22
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
Ending
Account
Value 7/31/22
Expenses
Paid During
Period
2/1/22–7/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $964.60 $2.92 $1,021.82 $3.01 0.60%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended July 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.92 $7.34 $8.61 $9.45 $10.04
Income from investment operations
a
:
Net investment income .......................... 0.355
b
0.334
b
0.412 0.695 0.698
Net realized and unrealized gains (losses) ........... (0.234) 0.596 (1.227) (0.827) (0.588)
Total from investment operations .................... 0.121 0.930 (0.815) (0.132) 0.110
Less distributions from:
Net investment income .......................... (0.371) (0.350) (0.455) (0.708) (0.700)
Net asset value, end of year ....................... $7.67 $7.92 $7.34 $8.61 $9.45
Total return .................................... 1.52% 12.84% (9.74)% (1.48)% 1.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.67% 0.73% 0.71% 0.68%
Expenses net of waiver and payments by affiliates
c
...... 0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ........................... 4.41% 4.32% 5.42% 7.66% 7.25%
Supplemental data
Net assets, end of year (000’s) ..................... $644,655 $650,531 $202,101 $325,091 $363,071
Portfolio turnover rate ............................ 53.90% 66.93%
d
67.04% 30.93% 55.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f).

Franklin Floating Rate Master Trust
Schedule of Investments, July 31, 2022
Franklin Floating Rate Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks 6.0%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 45,932
Machinery 0.3%
a
UTEX Industries, Inc. .................................. United States 32,616 2,234,196
Oil, Gas & Consumable Fuels 5.7%
b
Quarternorth Energy Holding, Inc. ......................... United States 331,161 36,551,896
Road & Rail 0.0%
a,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 —
Total Common Stocks (Cost $42,868,128) ......................................
38,832,024
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 234,672
a
Total Preferred Stocks (Cost $281,502) .........................................
234,672
Warrants
Warrants 2.1%
Machinery 0.0%
†
a,c
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 33,671
Oil, Gas & Consumable Fuels 2.1%
a,b
Quarternorth Energy Holding, Inc., 2/01/49 .................. United States 119,957 13,240,254
Total Warrants (Cost $14,454,818) .............................................
13,273,925
Principal
Amount
*
Corporate Bonds 2.0%
Road & Rail 2.0%
c,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 14,108,720 12,701,843
Total Corporate Bonds (Cost $17,242,881) ......................................
12,701,843
e
Senior Floating Rate Interests 86.6%
Aerospace & Defense 1.4%
d,f
Alloy FinCo Ltd. , Term Loan, B , 0.5% , PIK, ( 1-month USD LIBOR +
0.5%; 3-month USD LIBOR + 0.5% ), 3/06/25 ............... United Kingdom 6,848,401 6,806,454
g,h
Cobham Ultra US Co-Borrower LLC , Term Loan , TBD, 11/17/28 .. United States 696,705 671,669
f
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 5.872%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,271,852 1,205,080
2020 Term Loan, B2, 5.872%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 683,791 647,892
9,331,095
a a a a a a
f
Airlines 3.5%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 7.46% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ........ United States 1,931,462 1,907,319
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 2,741,860 2,648,829
American Airlines, Inc. , 2018 Replacement Term Loan , 4.05% ,
( 3-month USD LIBOR + 1.75% ), 6/27/25 .................. United States 8,694,938 7,986,040
Kestrel Bidco, Inc. , Term Loan , 5.03% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 4,076,708 3,597,144

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Airlines (continued)
United AirLines, Inc. , Term Loan, B , 6.533% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 6,428,220 $ 6,213,678
22,353,010
a a a a a a
f
Auto Components 3.7%
Adient US LLC , Term Loan, B1 , 5.622% , ( 1-month USD LIBOR +
3.25% ), 4/10/28 ..................................... United States 2,412,957 2,345,092
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 6% ,
( 3-month USD LIBOR + 3.75% ), 10/04/28 ................. United States 402,360 364,639
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 6.287%, (3-month SOFR + 5%),
3/30/27 ........................................... United States 5,970,591 5,706,392
Second Lien, 2021 Term Loan, 11.871%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 2,000,000 1,912,500
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
6.872% , ( 1-month USD LIBOR + 4.5% ), 11/09/27 ............ United States 5,590,859 5,101,659
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
5.5% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 ............. United States 1,926,551 1,879,987
Truck Hero, Inc. , Initial Term Loan , 5.872% , ( 1-month USD LIBOR +
3.5% ), 1/31/28 ...................................... United States 7,386,191 6,709,689
24,019,958
a a a a a a
f
Automobiles 1.4%
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
6.177% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 8,131,692 7,085,875
Thor Industries, Inc. , USD Term Loan, B1 , 5.375% , ( 1-month USD
LIBOR + 3% ), 2/01/26 ................................ United States 2,214,145 2,203,074
9,288,949
a a a a a a
Banks 0.0%
†
f
Finastra Ltd. , First Lien, Dollar Term Loan , 6.871% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 2,759 2,585
f
Beverages 1.5%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 5.298% ,
( 1-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,633,653 3,179,446
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 5.75% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 7,073,824 6,302,353
9,481,799
a a a a a a
Building Products 0.8%
f,h
Quikrete Holdings, Inc. , First Lien, Fourth Amendment Term Loan,
B1 , 5.372% , ( 1-month USD LIBOR + 3% ), 6/11/28 ........... United States 5,604,975 5,346,530
Capital Markets 1.8%
f
Citadel Securities LP , 2021 CME Term Loan , 4.941% , ( 1-month
SOFR + 2.5% ), 2/02/28 ............................... United States 3,219,003 3,167,901
f
Deerfield Dakota Holding LLC , First Lien, Initial Dollar CME Term
Loan , 5.275% , ( 1-month SOFR + 3.75% ), 4/09/27 ........... United States 764,716 743,686
f
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 5.872% , ( 1-month USD LIBOR + 3.5% ), 4/07/28 .... United States 1,989,900 1,895,658
f
Jane Street Group LLC , Dollar Term Loan , 5.122% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 1,310,765 1,287,558
Osmosis Buyer Ltd. ,
f
2022 Refinancing CME Term Loan, B, 5.436%, (1-month SOFR +
3.75%), 7/31/28 ..................................... United Kingdom 2,997,397 2,837,786
g,h
CME Term Loan, TBD, 7/31/28 .......................... United Kingdom 2,057,024 1,949,884

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Capital Markets (continued)
f,h
Russell Investments US Institutional Holdco, Inc. , 2025 Term Loan ,
5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 ................ United States 1,377 $ 1,299
11,883,772
a a a a a a
f
Chemicals 5.8%
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan , 6% , ( 3-month
USD LIBOR + 3.75% ), 12/12/25 ......................... United States 4,407,165 4,043,574
CPC Acquisition Corp. , First Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 3.75% ), 12/29/27 ......................... United States 1,228,464 1,073,063
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 5.872% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 5,749,801 5,513,829
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 5.924%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 3,630,000 3,249,612
Second Lien, Initial CME Term Loan, 9.638%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 1,325,581 1,159,884
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 5.096% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 5,638,106 5,368,548
INEOS US Finance LLC , New 2024 Dollar Term Loan , 4.593% ,
( 2-month USD LIBOR + 2% ), 4/01/24 ..................... Luxembourg 1,989,583 1,944,131
LSF11 A5 Holdco LLC , CME Term Loan , 5.941% , ( 1-month SOFR +
3.5% ), 10/15/28 ..................................... United States 360,347 349,238
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 5.872% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 823,082 777,401
PMHC II, Inc. , Initial CME Term Loan, B , 6.977% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 5,152,236 4,476,005
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
6.806% , ( 3-month USD LIBOR + 4% ), 3/16/27 .............. United States 8,160,971 7,622,020
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 5.037% ,
( 1-month USD LIBOR + 3.25% ), 8/02/28 .................. United States 1,600,589 1,540,567
37,117,872
a a a a a a
f
Commercial Services & Supplies 3.1%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 6.122% ,
( 1-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 3,588,612 3,361,758
Amentum Government Services Holdings LLC , First Lien, CME
Term Loan, 3 , 5.163% , ( 3-month USD LIBOR + 4%; 6-month USD
LIBOR + 4% ), 2/15/29 ................................ United States 991,000 964,674
APX Group, Inc. , Initial Term Loan , 5.658% , ( 1-month USD LIBOR +
3.5%; 3-month USD LIBOR + 2.5% ), 7/10/28 ............... United States 4,046,492 3,819,140
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 6.054% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 5,454,438 5,181,716
Madison IAQ LLC , Term Loan , 4.524% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 1,501,254 1,432,091
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 4.463% , ( 3-month USD LIBOR + 2.75% ), 9/23/26 United States 4,213,648 4,105,084
Spin Holdco, Inc. , Initial Term Loan , 5.611% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,063,462 984,866
19,849,329
a a a a a a
Communications Equipment 0.4%
f
CommScope, Inc. , Initial Term Loan , 5.622% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 2,692,612 2,541,153
Construction & Engineering 0.4%
f
USIC Holdings, Inc. , First Lien, Initial Term Loan , 5.872% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 2,384,950 2,255,269

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Containers & Packaging 3.3%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
6.556% , ( 3-month USD LIBOR + 3.75% ), 12/01/27 ........... United States 2,820,413 $ 2,717,073
Kleopatra Finco SARL , USD Term Loan, B , 5.554% , ( 6-month USD
LIBOR + 4.75% ), 2/12/26 .............................. Luxembourg 8,847,267 7,885,127
Mauser Packaging Solutions Holding Co. , Initial Term Loan , 5.037% ,
( 1-month USD LIBOR + 3.25% ), 4/03/24 .................. United States 7,938,140 7,606,564
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 5.872% , ( 1-month USD
LIBOR + 3.5% ), 9/24/28 ............................... United States 2,984,962 2,896,488
21,105,252
a a a a a a
f
Diversified Consumer Services 0.7%
KUEHG Corp. , Term Loan, B3 , 6% , ( 3-month USD LIBOR + 3.75% ),
2/21/25 ........................................... United States 691,983 666,611
Pre-Paid Legal Services, Inc. , First Lien, Initial Term Loan , 5.416% ,
( 1-month USD LIBOR + 3.75% ), 12/15/28 ................. United States 3,870,925 3,746,727
4,413,338
a a a a a a
f
Diversified Financial Services 1.2%
Mercury Borrower, Inc. ,
First Lien, Initial Term Loan, 5.813%, (3-month USD LIBOR +
3.5%), 8/02/28 ...................................... United States 1,152,179 1,103,212
Second Lien, Initial Term Loan, 8.813%, (3-month USD LIBOR +
6.5%), 8/02/29 ...................................... United States 500,000 455,000
MPH Acquisition Holdings LLC , Initial Term Loan , 5.825% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 2,233,629 2,076,493
Red Planet Borrower LLC , Initial Term Loan , 6.122% , ( 1-month USD
LIBOR + 3.75% ), 10/02/28 ............................. United States 1,149,470 982,079
Verscend Holding Corp. , Term Loan, B1 , 6.372% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 3,503,491 3,420,300
8,037,084
a a a a a a
f
Diversified Telecommunication Services 1.3%
Altice France SA , USD Incremental Term Loan, B13 , 5.411% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 2,299,312 2,192,394
Global Tel*Link Corp. , First Lien, Term Loan , 7.056% , ( 3-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 6,668,620 6,198,849
8,391,243
a a a a a a
Electrical Equipment 0.3%
f
AZZ, Inc. , Initial CME Term Loan , 6.861% , ( 1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25% ), 5/13/29 ............. United States 2,178,256 2,131,064
f
Entertainment 0.4%
Banijay Entertainment SAS , USD Term Loan, B , 5.537% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 990,663 966,208
Playtika Holding Corp. , Term Loan, B1 , 5.122% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 1,842,313 1,798,853
2,765,061
a a a a a a
Food & Staples Retailing 0.8%
f
GNC Holdings, Inc. , Second Lien, Term Loan , 8.156% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 5,820,912 5,355,239
Food Products 0.2%
f
Primary Products Finance LLC , CME Term Loan, B , 4.5% , ( 3-month
SOFR + 4% ), 4/01/29 ................................. United States 1,149,092 1,124,857

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Health Care Equipment & Supplies 0.4%
Medline Borrower LP , Initial Dollar Term Loan , 5.622% , ( 1-month
USD LIBOR + 3.25% ), 10/23/28 ......................... United States 1,769,156 $ 1,693,967
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 7.563% , ( 3-month USD LIBOR +
5.25% ), 12/15/27 .................................... United States 753,922 709,817
2,403,784
a a a a a a
f
Health Care Providers & Services 7.2%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 5.747%, (1-month USD
LIBOR + 3.375%), 12/23/27 ............................ United States 4,208,883 3,900,730
Amendment No. 5 Incremental Term Loan, 5.872%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 1,507,350 1,409,372
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
5.912% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 ............ United States 1,728,833 1,445,305
CNT Holdings I Corp. , First Lien, Initial Term Loan , 5.372% , ( 1-month
USD LIBOR + 3.5% ), 11/08/27 .......................... United States 3,458,703 3,361,687
Dermatology Intermediate Holdings III, Inc. ,
Closing Date CME Term Loan, 5.936%, (1-month SOFR + 4.25%),
4/02/29 ........................................... United States 944,858 916,513
i
Delayed Draw CME Term Loan, 5.936%, (1-month USD LIBOR +
4.25%), 4/02/29 ..................................... United States 27,904 27,067
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 6.872% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 6,601,007 6,278,680
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 6.372%, (1-month USD LIBOR + 4%),
12/18/28 .......................................... United States 1,427,860 1,379,670
Second Lien, Initial Term Loan, 9.122%, (1-month USD LIBOR +
6.75%), 12/17/29 .................................... United States 763,254 685,402
Global Medical Response, Inc. , 2018 New Term Loan , 6.622% ,
( 1-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 2,181,956 2,090,586
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan ,
6.377% , ( 3-month USD LIBOR + 3.5% ), 11/01/28 ............ United States 1,107,259 1,069,889
National Mentor Holdings, Inc. , Second Lien, Initial Term Loan ,
9.51% , ( 3-month USD LIBOR + 7.25% ), 3/02/29 ............. United States 2,000,000 1,740,000
Pacific Dental Services LLC , Term Loan , 5.406% , ( 1-month USD
LIBOR + 3.25% ), 5/05/28 .............................. United States 1,463,261 1,414,798
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
6% , ( 3-month USD LIBOR + 3.75% ), 3/31/27 ............... United States 3,789,445 3,589,703
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 5.759% ,
( 1-month USD LIBOR + 3.5% ), 3/05/26 ................... United States 2,434,578 2,351,230
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 4.916% , ( 1-month
USD LIBOR + 3.25% ), 11/15/28 ......................... United States 836,758 817,278
Radiology Partners, Inc. , First Lien, Term Loan, B , 6.464% , ( 1-month
USD LIBOR + 4.25% ), 7/09/25 .......................... United States 4,080,774 3,752,128
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 5.963% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 2,358,073 2,216,318
U.S. Renal Care, Inc. , Initial Term Loan , 6.688% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 5,096,642 3,699,627
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 6.372% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 4,416,134 4,300,210
46,446,193
a a a a a a
Health Care Technology 0.3%
f
athenahealth Group, Inc. , Initial CME Term Loan , 5.653% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 2,213,764 2,116,447

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Hotels, Restaurants & Leisure 3.2%
d
24 Hour Fitness Worldwide, Inc. , Term Loan , 7.232% , PIK, ( 3-month
USD LIBOR + 5% ), 12/29/25 ........................... United States 4,199,339 $ 1,392,781
Bally's Corp. , Term Loan, B , 5.048% , ( 1-month USD LIBOR +
3.25% ), 10/02/28 .................................... United States 6,529,348 6,209,018
Caesars Resort Collection LLC , Term Loan, B , 5.122% , ( 1-month
USD LIBOR + 2.75% ), 12/23/24 ......................... United States 538,342 527,667
Flynn Restaurant Group LP , First Lien, 2021 Term Loan , 6.622% ,
( 1-month USD LIBOR + 4.25% ), 11/22/28 .................. United States 1,686,165 1,575,856
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 5.372% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 2,738,166 2,690,590
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 4.836% ,
( 1-month SOFR + 3% ), 12/15/27 ........................ United States 722,848 695,199
Penn National Gaming, Inc. , CME Term Loan, B , 5.177% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 856,868 840,266
Raptor Acquisition Corp. , First Lien, Term Loan, B , 6.096% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 1,984,991 1,930,404
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 5.617% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 3,576,320 3,427,402
Scientific Games International, Inc. , Initial CME Term Loan, B ,
5.044% , ( 1-month SOFR + 3% ), 4/14/29 .................. United States 1,266,238 1,240,388
20,529,571
a a a a a a
Household Durables 0.5%
f
Astro One Acquisition Corp. , First Lien, Term Loan, B , 7.75% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 3,726,275 3,204,597
Household Products 0.3%
c,d,f,j
FGI Operating Co. LLC , Term Loan , 11% , PIK, ( 6-month USD LIBOR
+ 10% ), 5/16/23 ..................................... United States 13,747,598 1,717,329
f
Insurance 3.7%
Acrisure LLC ,
First Lien, 2020 Term Loan, 5.872%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 1,812,191 1,728,704
First Lien, 2021-1 Additional Term Loan, 6.122%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 1,980,782 1,901,551
First Lien, 2021-2 Additional Term Loan, 6.622%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 3,861,345 3,745,505
Alliant Holdings Intermediate LLC , New Term Loan, B4 , 5.656% ,
( 1-month USD LIBOR + 3.5% ), 11/05/27 .................. United States 3,197,225 3,095,808
AssuredPartners, Inc. ,
2020 CME Term Loan, 5.827%, (1-month SOFR + 3.5%), 2/12/27 United States 1,993,753 1,904,034
2020 February Refinancing Term Loan, 5.872%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 2,332,469 2,226,785
2021 Term Loan, 5.872%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 1,000,359 954,592
Asurion LLC ,
Second Lien, New Term Loan, B3, 7.622%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 41,007 35,359
Second Lien, New Term Loan, B4, 7.622%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 9,670,140 8,338,078
23,930,416
a a a a a a
Internet & Direct Marketing Retail 0.8%
f
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 6.122%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 4,540,622 4,424,268

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Internet & Direct Marketing Retail (continued)
f
MH Sub I LLC (Micro Holding Corp.), (continued)
First Lien, Amendment No. 2 Initial Term Loan, 6.122%, (1-month
USD LIBOR + 3.75%), 9/13/24 .......................... United States 787,597 $ 767,549
5,191,817
a a a a a a
IT Services 8.1%
f
Aptean Acquiror, Inc. , First Lien, Initial Term Loan , 6.622% , ( 1-month
USD LIBOR + 4.25% ), 4/23/26 .......................... United States 5,160,022 4,947,197
f
Arches Buyer, Inc. , Refinancing Term Loan , 5.622% , ( 1-month USD
LIBOR + 3.25% ), 12/06/27 ............................. United States 1,884,563 1,736,860
f
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 6.75%, (3-month USD LIBOR + 4.5%),
11/01/24 .......................................... United States 5,469,374 5,084,384
Second Lien, Initial Term Loan, 11.056%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 9,841,060
Barracuda Networks, Inc. ,
f
First Lien, 2020 Term Loan, 5.982%, (3-month USD LIBOR +
3.75%), 2/12/25 ..................................... United States 3,757,369 3,745,627
g,h
First Lien, CME Term Loan, TBD, 5/17/29 .................. United States 4,013,392 3,882,956
f
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 6.25% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 6,263,757 6,094,104
f
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 6.5% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 2,436,726 2,369,716
f
Peraton Corp. , First Lien, Term Loan, B , 6.122% , ( 1-month USD
LIBOR + 3.75% ), 2/01/28 .............................. United States 3,667,339 3,573,382
f
Pitney Bowes, Inc. , Refinancing Term Loan, B , 6.38% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 10,019,138 8,967,129
f
Thrasio LLC , Initial Term Loan , 9.25% , ( 3-month USD LIBOR + 7% ),
12/18/26 .......................................... United States 2,227,387 2,086,315
52,328,730
a a a a a a
Leisure Products 0.5%
f
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 5.166% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 3,423,319 3,262,234
Life Sciences Tools & Services 0.2%
f
ICON plc ,
Term Loan, 4.563%, (3-month USD LIBOR + 2.25%), 7/03/28 ... Ireland 1,075,761 1,058,855
U.S. Term Loan, 4.563%, (3-month USD LIBOR + 2.25%), 7/03/28 Ireland 268,026 263,814
1,322,669
a a a a a a
f
Machinery 1.2%
ASP Blade Holdings, Inc. , Initial Term Loan , 6.372% , ( 1-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 2,669,312 2,344,003
Tiger Acquisition LLC , First Lien, Initial Term Loan , 5.622% , ( 1-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 2,825,126 2,633,018
TK Elevator Midco GmbH , USD Term Loan, B1 , 4.019% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 2,714,510 2,628,325
7,605,346
a a a a a a
f
Media 5.8%
Cengage Learning, Inc. , First Lien, Term Loan, B , 7.814% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 6,667,120 6,130,483
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 6.305% ,
( 1-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 2,668,089 2,441,315

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Media (continued)
h
CSC Holdings LLC , March 2017 Refinancing Term Loan , 4.249% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 8,087,557 $ 7,841,533
Diamond Sports Group LLC ,
First Lien, CME Term Loan, 9.786%, (1-month SOFR + 8%),
5/25/26 ........................................... United States 915,601 872,110
Second Lien, CME Term Loan, 5.036%, (1-month SOFR + 3.25%),
8/24/26 ........................................... United States 5,844,183 1,189,700
Gray Television, Inc. , Term Loan, D , 4.713% , ( 1-month USD LIBOR +
3% ), 12/01/28 ...................................... United States 3,970,050 3,892,713
McGraw-Hill Education, Inc. , Initial Term Loan , 5.554% , ( 3-month
USD LIBOR + 4.75% ), 7/28/28 .......................... United States 6,313,644 6,005,854
Radiate Holdco LLC , Amendment No. 6 Term Loan , 5.622% ,
( 1-month USD LIBOR + 3.25% ), 9/25/26 .................. United States 963,620 914,172
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 4.916%,
(1-month USD LIBOR + 3.25%), 3/15/26 .................. United States 2,882,285 2,819,840
First Lien, Initial Term Loan, B, 5.622%, (1-month USD LIBOR +
3.25%), 1/31/29 ..................................... United States 1,995,000 1,917,285
Virgin Media Bristol LLC , Term Loan, Q , 5.249% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,556,664 3,517,292
37,542,297
a a a a a a
Metals & Mining 0.5%
f
U.S. Silica Co. , Term Loan , 5.688% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 3,300,400 3,226,141
Oil, Gas & Consumable Fuels 2.3%
b,f
Quarternorth Energy Holding, Inc. , Second Lien, Initial New Term
Loan , 10.372% , ( 1-month USD LIBOR + 8% ), 8/27/26 ........ United States 14,898,885 14,847,707
Personal Products 0.5%
f
Sunshine Luxembourg VII SARL , Term Loan, B3 , 6% , ( 3-month USD
LIBOR + 3.75% ), 10/01/26 ............................. Luxembourg 3,515,500 3,363,173
f
Pharmaceuticals 3.2%
h
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
7.174% , ( 1-month SOFR + 5.25% ), 2/01/27 ................ United States 3,992,189 3,371,124
h
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
4.372% , ( 1-month USD LIBOR + 2% ), 11/15/27 ............. Spain 2,000,000 1,917,640
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 5.872% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 8,660,212 8,479,820
Organon & Co. , Dollar Term Loan , 4.625% , ( 3-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 4,981,447 4,911,408
Perrigo Co. plc , Initial CME Term Loan, B , 4.199% , ( 1-month SOFR
+ 2.5% ), 4/20/29 .................................... United States 1,485,763 1,467,190
PetVet Care Centers LLC , First Lien, 2021 First Lien Replacement
Term Loan , 5.872% , ( 1-month USD LIBOR + 3.5% ), 2/14/25 .... United States 744,675 716,984
20,864,166
a a a a a a
f
Professional Services 0.3%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 6.01% , ( 3-month
USD LIBOR + 3.75% ), 3/06/28 .......................... United States 1,410,690 1,361,315
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.25% ), 9/29/28 .................. United States 784,690 763,461
2,124,776
a a a a a a
Real Estate Management & Development 0.1%
f
Cushman & Wakefield U.S. Borrower LLC , Replacement Term Loan ,
5.122% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 319,111 309,708

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Road & Rail 1.2%
Avis Budget Car Rental LLC ,
CME Term Loan, C, 5.927%, (1-month SOFR + 3.5%), 3/16/29 .. United States 1,396,500 $ 1,372,061
h
New Term Loan, B, 4.13%, (1-month USD LIBOR + 1.75%),
8/06/27 ........................................... United States 5,391,667 5,096,635
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 6.622% ,
( 1-month USD LIBOR + 4.25% ), 12/15/28 ................. United States 1,389,073 1,275,197
7,743,893
a a a a a a
Semiconductors & Semiconductor Equipment 0.4%
g,h
MKS Instruments, Inc. , CME Term Loan, B , TBD, 4/11/29 ....... United States 2,650,000 2,603,625
f
Software 8.8%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6.621% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 7,945,733 6,469,972
Cloudera, Inc. ,
First Lien, Initial Term Loan, 6.122%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 3,069,277 2,913,895
Second Lien, Initial Term Loan, 8.372%, (1-month USD LIBOR +
6%), 10/08/29 ...................................... United States 672,004 614,884
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 6.122% ,
( 1-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 610,387 571,667
DCert Buyer, Inc. ,
First Lien, Initial Term Loan, 6.372%, (1-month USD LIBOR + 4%),
10/16/26 .......................................... United States 712,573 691,833
Second Lien, First Amendment Refinancing Term Loan, 9.372%,
(1-month USD LIBOR + 7%), 2/19/29 ..................... United States 1,180,457 1,116,518
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 6% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 3,769,364 3,678,673
Epicor Software Corp. , Term Loan, C , 4.916% , ( 1-month USD LIBOR
+ 3.25% ), 7/30/27 ................................... United States 1,979,924 1,892,887
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 6.372% , ( 1-month USD LIBOR + 4% ), 12/01/27 ........ United States 2,189,415 2,142,299
GoTo Group, Inc. , First Lien, Initial Term Loan , 6.912% , ( 1-month
USD LIBOR + 4.75% ), 8/31/27 .......................... United States 6,758,270 5,202,212
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 5.872%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 1,959,819 1,927,972
Second Lien, 2021 Refinancing Term Loan, 8.622%, (1-month
USD LIBOR + 6.25%), 7/07/25 .......................... United States 83,333 81,250
Idera, Inc. , First Lien, Term Loan, B1 , 5.47% , ( 1-month USD LIBOR
+ 3.75% ), 3/02/28 ................................... United States 4,865,033 4,544,767
IGT Holding IV AB , Term Loan, B2 , 5.65% , ( 3-month USD LIBOR +
3.4% ), 3/31/28 ...................................... Sweden 1,469,747 1,429,329
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 5.848%,
(3-month USD LIBOR + 4.25%), 12/01/27 ................. United States 4,174,787 3,582,489
First Lien, First Amendment Term Loan, 5.611%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 248,487 212,580
McAfee Corp. , CME Term Loan, B1 , 5.699% , ( 1-month SOFR + 4% ),
3/01/29 ........................................... United States 2,378,368 2,279,772
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 5.912%, (1-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 3,757,583 3,571,356
Second Lien, Initial Term Loan, 8.662%, (1-month USD LIBOR +
6.5%), 10/15/29 ..................................... United States 428,571 396,911
Polaris Newco LLC , First Lien, Dollar Term Loan , 5.666% , ( 1-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 3,104,853 2,957,792

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Software (continued)
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
5.474% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 2,038,775 $ 1,817,069
Rocket Software, Inc. , First Lien, Initial Term Loan , 6.622% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 3,830,713 3,654,749
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 5.535%, (3-month USD
LIBOR + 3.25%), 5/04/26 .............................. United States 353,626 343,735
Second Lien, 2021 Incremental Term Loan, 7.535%, (3-month USD
LIBOR + 5.25%), 5/03/27 .............................. United States 723,473 697,377
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 6.783% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 3,890,210 3,614,005
56,405,993
a a a a a a
f
Specialty Retail 3.6%
Evergreen AcqCo 1 LP , Initial Term Loan , 7.75% , ( 3-month USD
LIBOR + 5.5% ), 4/26/28 ............................... United States 4,936,248 4,682,228
Great Outdoors Group LLC , Term Loan, B2 , 6.122% , ( 1-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 3,001,711 2,755,015
Michaels Cos., Inc. (The) , Term Loan, B , 6.5% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 5,984,503 5,044,936
Park River Holdings, Inc. , First Lien, Initial Term Loan , 5.527% ,
( 3-month USD LIBOR + 3.25% ), 12/28/27 ................. United States 2,372,467 2,119,799
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
5.677% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 2,700,000 2,481,759
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 6.286% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 4,543,497 3,955,682
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 6.077% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 2,036,416 1,951,355
22,990,774
a a a a a a
Technology Hardware, Storage & Peripherals 0.9%
f
Magenta Buyer LLC , First Lien, Initial Term Loan , 7.05% , ( 1-month
USD LIBOR + 4.75% ), 7/27/28 .......................... United States 5,986,398 5,707,402
Textiles, Apparel & Luxury Goods 0.3%
f
Tory Burch LLC , Initial Term Loan, B , 5.372% , ( 1-month USD LIBOR
+ 3% ), 4/16/28 ...................................... United States 1,955,071 1,799,252
f
Transportation Infrastructure 0.3%
First Student Bidco, Inc. ,
Initial Term Loan, B, 5.232%, (3-month USD LIBOR + 3%), 7/21/28 United States 567,653 529,870
Initial Term Loan, C, 5.232%, (3-month USD LIBOR + 3%), 7/21/28 United States 210,589 196,572
LaserShip, Inc. , First Lien, Initial Term Loan , 7.377% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 1,543,721 1,313,707
2,040,149
a a a a a a
Total Senior Floating Rate Interests (Cost $589,374,062) .........................
558,422,648
Total Long Term Investments (Cost $664,221,391) ...............................
623,465,112
a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.7%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 17,187,861 $ 17,187,861
Total Money Market Funds (Cost $17,187,861) ..................................
17,187,861
Total Short Term Investments (Cost $17,187,861 ) ................................
17,187,861
a
Total Investments (Cost $681,409,252) 99.4% ...................................
$640,652,973
Other Assets, less Liabilities 0.6% .............................................
4,002,387
Net Assets 100.0% ...........................................................
$644,655,360
See Abbreviations on page 29 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 11 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
See Note 1(c) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
i
See Note 10 regarding unfunded loan commitments.
j
See Note 7 regarding credit risk and defaulted securities.
k
See Note 3(d) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $611,098,849
Cost - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 70,310,403
Value - Unaffiliated issuers .................................................................. $558,825,255
Value - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 81,827,718
Cash .................................................................................... 3,116,733
Receivables:
Investment securities sold ................................................................... 30,523,204
Interest ................................................................................. 2,286,090
Total assets .......................................................................... 676,579,000
Liabilities:
Payables:
Investment securities purchased .............................................................. 27,980,846
Management fees ......................................................................... 317,806
Trustees' fees and expenses ................................................................. 727
Distributions to shareholders ................................................................. 3,256,643
Unrealized depreciation on unfunded loan commitments (Note 10 ) ...................................... 242,800
Accrued expenses and other liabilities ........................................................... 124,818
Total liabilities ......................................................................... 31,923,640
Net assets, at value ................................................................. $644,655,360
Net assets consist of:
Paid-in capital ............................................................................. $735,714,774
Total distributable earnings (losses) ............................................................. (91,059,414)
Net assets, at value ................................................................. $644,655,360
Shares outstanding ......................................................................... 84,074,675
Net asset value per share .................................................................... $7.67

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin
Floating Rate
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d and 11 ) ....................................................... $1,757,002
Interest:
Unaffiliated issuers ........................................................................ 31,834,808
Non-controlled affiliates (Note 3 d and 11 ) ....................................................... 1,254,495
Total investment income ................................................................... 34,846,305
Expenses:
Management fees (Note 3 a ) ................................................................... 4,324,881
Custodian fees (Note 4 ) ...................................................................... 5,234
Reports to shareholders fees .................................................................. 4,280
Registration and filing fees .................................................................... 163
Professional fees ........................................................................... 139,327
Trustees' fees and expenses .................................................................. 7,477
Other .................................................................................... 50,062
Total expenses ......................................................................... 4,531,424
Expense reductions (Note 4 ) ............................................................... (1,205)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (357,740)
Net expenses ......................................................................... 4,172,479
Net investment income ................................................................ 30,673,826
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (33,496,289)
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... 10,486,491
Net realized gain (loss) .................................................................. (23,009,798)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (4,449,924)
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... 4,280,273
Unfunded loan commitments ................................................................. (740,019)
Net change in unrealized appreciation (depreciation) ............................................ (909,670)
Net realized and unrealized gain (loss) ............................................................ (23,919,468)
Net increase (decrease) in net assets resulting from operations .......................................... $6,754,358

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin Floating Rate Income Fund
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $30,673,826 $16,080,049
Net realized gain (loss) ................................................. (23,009,798) (54,691,669)
Net change in unrealized appreciation (depreciation) ........................... (909,670) 80,508,403
Net increase (decrease) in net assets resulting from operations ................ 6,754,358 41,896,783
Distributions to shareholders .............................................. (32,169,052) (14,641,778)
Capital share transactions (Note 2 ) .......................................... 19,539,259 421,174,448
Net increase (decrease) in net assets ................................... (5,875,435) 448,429,453
Net assets:
Beginning of year ....................................................... 650,530,795 202,101,342
End of year ........................................................... $644,655,360 $650,530,795

Franklin Floating Rate Master Trust
Notes to Financial Statements
Franklin Floating Rate Income Fund
20
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Income Fund (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income is recorded on the ex-dividend date. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Senior Floating Rate Interests
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
2. Shares of Beneficial Interest
At July 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
a
Paid -in capital reflects the effect of $53,838,048 in unrealized depreciation as a result of the non-taxable exchange, and without this adjustment paid-in capital was
$358,109,069. See Note 3f.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2022, the gross effective investment management fee rate was 0.622% of the Fund’s average daily net assets.
Year Ended July 31,
Year Ended
July 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Class A
Class A Shares:
Shares sold ................................... 13,854,680 $112,500,000 10,208,758 $132,862,048
Shares sold in-kind (Note 3f)
a
...................... — (627,240) 46,568,150 304,271,021
Shares redeemed ............................... (11,950,000) (92,333,501) (2,152,468) (15,958,621)
Net increase (decrease) .......................... 1,904,680 $19,539,259 54,624,440 $421,174,448
– –
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 million, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2022, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.60%, based on the average net assets until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
On March 5, 2021, the Fund completed a non-taxable exchange of 46,568,150 shares for securities with a value of
$358,109,069 (which included $53,838,048 of net unrealized depreciation) from affiliated entities (Franklin Total Return
Fund, Franklin Low Duration Total Return Fund, Franklin Strategic Income Fund, and Franklin Strategic Income VIP Fund
(the “Affiliated Funds”)). This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or the Affiliated Funds.
At July 31, 2022, the shares of the Fund were owned by the following investment companies:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 79,428,569 $ 328,679,582 $ (390,920,290) $ — $ — $ 17,187,861 17,187,861 $ 55,385
Total Affiliated Securities ... $79,428,569 $328,679,582 $(390,920,290) $— $— $17,187,861 $55,385
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
a
Investment activities of significant investment companies could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At July 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2022 and 2021, was as follows:
At July 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Shares
Percentage of
Outstanding Shares
a
Franklin Strategic Income Fund 32,192,540 38.3%
Franklin Total Return Fund 25,344,953 30.2%
Franklin Low Duration Total Return Fund 18,246,900 21.7%
Franklin Floating Rate Daily Access Fund 4,630,114 5.5%
Franklin Strategic Income VIP Fund 3,198,451 3.8%
Franklin Floating Rate Master Series 461,717 0.5%
Total
84,074,675 100.0%
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,244,498
Long term ................................................................................ 100,376,098
Total capital loss carryforwards ............................................................... $102,620,596
2022 2021
Distributions paid from:
Ordinary income .......................................................... $32,169,052 $14,641,778
Cost of investments .......................................................................... $683,496,391
Unrealized appreciation ........................................................................ $17,955,577
Unrealized depreciation ........................................................................ (60,798,995)
Net unrealized appreciation (depreciation) .......................................................... $(42,843,418)
Distributable earnings:
Undistributed ordinary income ................................................................... $4,065,995
3. Transactions with Affiliates
(continued)
f. Other Affiliated Transactions
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2022, aggregated
$387,254,181 and $363,708,345, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2022, the Fund had 86.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At July 31,
2022, the value of these securities were $1,717,329 representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
5. Income Taxes
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
At July 31, 2022, unfunded commitments were as follows:
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2022, investments in
“affiliated companies” were as follows:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
athenahealth Group, Inc. $ 375,214
Aveanna Healthcare LLC 405,092
Dermatology Intermediate Holdings III, Inc. 148,705
Medical Solutions Holdings, Inc. 177,697
Osmosis Buyer Ltd. 467,505
Thrasio LLC 2,250,000
$ 3,824,213
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc $ 14,630,532 $ — $ (18,278,855) $ 10,885,365 $ (7,237,042) $ —
a
— $ —
Quarternorth Energy
Holding Inc ....... — 38,667,723
b
— — (2,115,827) 36,551,896 331,161 1,701,617
Quarternorth Energy
Holding, Inc., 2/01/49 — 19,032,373 (4,178,680) (398,874) (1,214,565) 13,240,254 119,957 —
Interest
Quarter n orth Energy
Holding Inc.-Initial New
Loan ........... — —
b
— — 14,847,707 14,847,707 14,898,885 1,254,495
c
Total Affiliated Securities
(Value is 10.0% of Net
Assets) .......... $14,630,532 $57,700,096 $(22,457,535) $10,486,491 $4,280,273 $64,639,857 $2,956,112
a
As of July 31, 2022, no longer held by the Fund.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
Includes non-cash dividend/interest received.
10. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2022, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
a
Includes securities determined to have no value at July 31, 2022.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 45,932 $ — $ 45,932
Machinery ............................ — 2,234,196 — 2,234,196
Oil, Gas & Consumable Fuels ............. — 36,551,896 — 36,551,896
Road & Rail .......................... — — —
a
—
Preferred Stocks ........................ — 234,672 — 234,672
Warrants :
Machinery ............................ — — 33,671 33,671
Oil, Gas & Consumable Fuels ............. — 13,240,254 — 13,240,254
Corporate Bonds ........................ — — 12,701,843 12,701,843
Senior Floating Rate Interests ............... — 556,705,319 1,717,329 558,422,648
Short Term Investments ................... 17,187,861 — — 17,187,861
Total Investments in Securities ........... $17,187,861 $609,012,269 $14,452,843 $640,652,973
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 242,800 $ — $ 242,800
Total Other Financial Instruments ......... $— $242,800 $— $242,800
12. Credit Facility
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2022, are as follows:
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Paper & Forest Products $ 14,630,532 $ — $ (18,278,855) $ — $ — $ — $ 10,885,365 $ (7,237,042) $ — $ —
Road & Rail ....... —
b
— — — — — — — —
b
—
Rights :
Energy Equipment &
Services ........ 1,299,513 — (1,299,513) — — — — — — —
Warrants :
Machinery ......... 4,846 — — — — — — 28,825 33,671 28,825
Corporate Bonds :
Road & Rail ....... 13,289,113 — — — — 1,485,653 — (2,072,923) 12,701,843 (2,072,923)
Senior Floating Rate
Interests :
Household Products .. 2,299,977 — (447,116) — — — 10,297 (145,829) 1,717,329 (510,201)
Escrows and Litigation
Trusts ........... —
b
— (14,820) — — — 14,820 — — —
Total Investments in
Securities ............ $31,523,981 $— $(20,040,304) $— $— $1,485,653 $10,910,482 $(9,426,969) $14,452,843 $(2,554,299)
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail
................
12,701,843 Discounted cash flow Discount rate 15.9% Decrease
Free cash flow $12.7 mil Increase
Senior Floating Rate Interests:
Household Products
..........
1,717,329 Recovery value Asset value estimate $10.8 mil Increase
b
All Other Investments
..........
 33,671
c,d
Total
.......................
$14,452,843
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
(continued)
Currency
USD
United States Dollar
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
d
Includes securities determined to have no value at July 31, 2022.
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Floating Rate Income Fund (one of the funds constituting Franklin Floating Rate Master Trust, referred to hereafter as the
“Fund”) as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statement of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31,
2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Floating Rate Master Trust
Tax Information

franklintempleton.com
Annual Report
Franklin Floating Rate Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2022:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,701,617
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,701,617
Qualified Net Interest Income (QII) §871(k)(1)(C) $27,956,333
Section 163(j) Interest Dividends Earned §163(j) $28,679,763

Franklin Floating Rate Master Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1999 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1999
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Floating Rate Master Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Income Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin
Floating Rate Master Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board acknowledged the
ongoing integration of the Legg Mason family of funds into
the Franklin Templeton (FT) family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

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Shareholder Information

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Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional loan participation funds. The
Fund commenced operations on November 6, 2015, and
thus has been in operation for less than 10 years. The
Board noted that the Fund’s annualized income return and
annualized total return for the three- and five-year periods were below the medians of its Performance Universe, but
for the one-year period were above the medians and in
the first quintile (best) of its Performance Universe. The
Board discussed this performance with management and
management noted that effective June 1, 2019, the Fund
implemented a change to its investment strategy that
broadened the Fund’s investment focus to include floating
rate securities of all credit qualities. Management also noted
that the Fund does not offer its shares to the public and that the Fund’s investors are exclusively other proprietary funds.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses;
Rule 12b-1 and non-Rule 12b-1 service fees; and other
non-management fees. The Board considered the actual
total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio,
for comparative consistency, was shown for Class A shares
for funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
16 other loan participation funds. The Board noted that the
Management Rate and the actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected a fee
waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as

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Shareholder Information

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Annual Report
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

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Shareholder Information

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Annual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $159,238 for the fiscal year ended July 31, 2022 and $158,698 for the fiscal year ended July 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $509 for the fiscal year ended July 31, 2022 and $0 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $244,938 for the fiscal year ended July 31, 2022 and $29,000 for the fiscal year ended July 31, 2021.  The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, assets under management certification, benchmarking services in connection with the ICI TA Survey, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, fees in connection with license for accounting and business knowledge platform Viewpoint, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $245,447 for the fiscal year ended July 31, 2022 and $29,000 for the fiscal year ended July 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee
of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 27, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  September 27, 2022